                                                            File Number 2-29624


                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment Number
                                        --------              ----

        Post-Effective Amendment Number    51                  X
                                        --------              ----

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                       Amendment Number    23                  X
                                        --------              ----


                                VARIABLE FUND D
       --------------------------------------------------------------
                          (Exact Name of Registrant)


                        MINNESOTA LIFE INSURANCE COMPANY
           (formerly The Minnesota Mutual Life Insurance Company)
       --------------------------------------------------------------
                              (Name of Depositor)

       400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA      55101-2098
       --------------------------------------------------------------
       (Depositor's Principal Executive Offices)         (Zip Code)

     Depositor's Telephone Number, Including Area Code:  (651) 665-3500


                             Dennis E. Prohofsky
           Senior Vice President, General Counsel and Secretary
                      Minnesota Life Insurance Company
                           400 Robert Street North

                      ST. PAUL, MINNESOTA  55101-2098
       --------------------------------------------------------------
                 (Name and Address of Agent for Service)

                                Copy to:
                          J. Sumner Jones, Esq.
                          Jones & Blouch L.L.P.
                    1025 Thomas Jefferson Street N.W.
                             Suite 405 West
                         Washington, D.C. 20007


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---

     X  on May 3, 1999 pursuant to paragraph (b) of Rule 485
    ---

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---

        on (date), pursuant to paragraph (a)(1) of Rule 485
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
        this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.


                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                    PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                               Variable Fund D

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number    Caption in Prospectus

    1.         Cover Page

    2.         Definitions

    3.         Synopsis

    4.         Condensed Financial Information - Appendix

    5.         General Descriptions

    6.         Contract Deductions

    7.         Description of the Contracts

    8.         Annuity Period

    9.         Death Benefit

   10.         Crediting Accumulation Units

   11.         Withdrawals and Surrender

   12.         Federal Tax Status

   13.         Not Applicable

   14.         Table of Contents of the Statement of Additional Information

                           VARIABLE FUND D PROSPECTUS


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: (651) 665-3500
                         http://www.minnesotamutual.com



This Prospectus describes three contracts: an Individual, Flexible Payment Variable Annuity contract ("Individual Accumulation Annuity"), a Group Accumulation Annuity and a Group Deposit Administration contract.


Your contract values are invested in our Variable Fund D. Variable Fund D invests in shares of Advantus Series Fund, Inc. ("Fund"). You contract's accumulation value and the amount of each variable annuity payment will vary in accordance with performance of the Fund investment portfolio(s) you select. You bear the entire investment risk for any amounts you allocate to those Portfolios.


This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by writing us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its Table of Contents may be found at the end of this Prospectus.


           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                  PROSPECTUS OF THE ADVANTUS SERIES FUND, INC.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.



  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.



 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 3, 1999.


F.16106 Rev.5-1999

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

         TABLE OF CONTENTS

           DEFINITIONS                                                         1

           SYNOPSIS                                                            2

           EXPENSE TABLE                                                       5

           CONDENSED FINANCIAL INFORMATION                                     9

           FINANCIAL STATEMENTS                                                9

           GENERAL DESCRIPTIONS                                               10

           CONTRACT DEDUCTIONS                                                12
                  Sales Charges                                               12
                  Premium Taxes                                               12
                  Investment Management                                       12
                  Mortality and Expense Risks                                 13
                  Expenses                                                    13
                  Other Expenses                                              14

           DESCRIPTION OF THE CONTRACTS                                       14

           VOTING RIGHTS                                                      17

           ANNUITY PERIOD                                                     18

           DEATH BENEFIT                                                      22

           CREDITING ACCUMULATION UNITS                                       23

           WITHDRAWALS AND SURRENDER                                          27

           DISTRIBUTION                                                       28

           FEDERAL TAX STATUS                                                 29

           PERFORMANCE DATA                                                   34

           YEAR 2000 COMPUTER PROBLEM                                         35

           STATEMENT OF ADDITIONAL INFORMATION                                35

           APPENDIX A -- CONDENSED FINANCIAL INFORMATION                     A-1

           APPENDIX B -- TYPES OF QUALIFIED PLANS                            B-1

DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.


ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in Variable Fund D.


ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.


FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.



GENERAL ACCOUNT: all of our assets other than those in Variable Fund D or in other separate accounts established by us.


PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.


VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.



VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of Variable Fund D.


VARIABLE FUND D: a separate investment account called Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE CONTRACTS, WHICH IS PROVIDED ONLY IN THE PROSPECTUS.


WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant." These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments of a guaranteed amount is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity.

WHAT TYPE OF CONTRACT IF OFFERED BY THIS PROSPECTUS?

We offer an Individual Accumulation Annuity, Group Accumulation Annuity and a Group Deposit Administration contract by this prospectus. The contracts are offered for use in connection with certain retirement plans including:

    - employer premium or profit sharing plans qualified under Section 401(a) or 403(a) of the Internal Revenue Code ("Code");

    -  H.R. 10 or Keogh Plans;

    - annuity purchase plans adopted by public school systems and certain tax exempt organization pursuant to Section 403(b) of the Code;

    -  individual retirement annuity plans under Section 408 of the Code; and

    -  eligible state deferred compensation plans under Section 457 of the Code.

The contracts are combined fixed and variable annuity contracts which provide for monthly annuity payments. The contracts invest in one or more portfolios of the Advantus Series Fund, Inc. ("Fund").

ARE THERE PURCHASE PAYMENT LIMITATIONS?

Yes. The minimum purchase payments for the first contract year under a Group Deposit Administration Contract is $3,000. The minimum periodic purchase payment under an Individual Accumulation Annuity Contract and as to each participant under a Group Accumulation Annuity Contract is $10.

Purchase payments received under a contract are allocated either to our General Account or to Variable Fund D. In the General Account, purchase payments receive interest and principal guarantees. In Variable Fund D, your purchase payments are invested in Advantus Series Fund, Inc.

This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. You may look to your contract language for descriptions of the fixed portion of the contracts.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to Variable Fund D are invested exclusively in shares of one or more Fund Portfolios. Not all of the Series Fund Portfolios in existence are available to Variable Fund D. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

THE AVAILABLE PORTFOLIOS OF THE FUND ARE:

      Growth Portfolio
      Bond Portfolio
      Money Market Portfolio
      Asset Allocation Portfolio
      Mortgage Securities Portfolio
      Index 500 Portfolio
      Small Company Growth Portfolio

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO(S) THAT YOU SELECT?


Yes. You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios or between the General Account and the separate accounts. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. There is currently no charge to transfer among Portfolios, however we reserve the right to impose a charge in the future.


WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of .795% of the net asset value of Variable Fund D for our mortality and expense risk guarantees. We reserve the right to increase the charge to 1.40% on an annual rate.


A deferred sales charge of up to 7% of purchase payments may apply if you make partial withdrawals or surrender your contract within seven or fewer years after your last purchase payment. A portion of the sales charge may be used to pay distribution costs. The principal underwriter may pay up to 3.75% of the amount of purchase payments to broker-dealers who sell the contract.


Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

There is a one time contract fee of $200 if you elect a fixed annuity.


The Portfolios pay investment advisory and other expenses. Total expenses of the Portfolios range from .44% to .79% of average daily net assets of the Portfolios on an annual basis. To the extent the cost of investment advisory services in the Fund exceeds .265%, Minnesota Life will make a reimbursement to Variable Fund D contracts.


We reserve the right to assess a $50 fee to cover administrative expenses if you choose to exchange your contract for another of our variable annuity contracts.

CAN YOU MAKE PARTIAL WITHDRAWALS OR SURRENDER THE CONTRACT?

Yes. You may surrender the contract in whole or in part, subject to any limitations imposed by the retirement plan or program, before an annuity begins. Your request for withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the contract in certain circumstances, including distributions, made prior to the owner's attainment of age 59 1/2.

Once an annuity option has been elected and payments begin, payments will be made only in accordance with the terms of that option.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

The purchaser of an Individual Accumulation Annuity Contract may revoke the contract within 10 days after its delivery by returning the contract to us or your agent. In some states this "free look" period may be longer than 10 days. For example, California's free look period is 30 days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?


Death benefits, if any, payable under Group Deposit Administration Contracts are determined by the provisions of the applicable qualified trust or plan. If the owner or participant of an Individual Accumulation Annuity or Group Accumulation Annuity Contract dies prior to commencement of annuity payments, death benefits will equal the value of the participant's individual account as of the valuation date coincident with or next following the date proof of death is received by us.


If the annuitant dies after annuity payments have begun, we will pay the beneficiary any death benefit provided by the annuity option selected.

Certain group accumulation annuity contract have been endorsed to provide death benefits differently from the description above. You should read your contract and the "Death Benefit" section carefully.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity option may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE

The tables below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment under applicable law. The tables show the expenses after expense reimbursement.

The following contract expense information below is intended to illustrate the expense of a Variable Fund D variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL ACCUMULATION ANNUITY AND PARTICIPANT
INTERESTS UNDER THE GROUP ANNUITY CONTRACTS

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charges on Purchase Payments (as a        7%
  percentage of purchase payments)

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)


Investment Management Fee Reimbursement     (.235)%
Mortality and Expense Risk Fees              .795%
Other Expense Reimbursement                 (.030)%
                                          -------
Total Sub-Account Annual Expenses            .530%
                                          -------
                                          -------


ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)


Growth Portfolio
Investment Management Fees                   .500%
Other Expenses                               .030%
                                          -------
Total Growth Portfolio Annual Expenses       .530%
                                          -------
                                          -------


EXAMPLE--For contracts using the Growth Portfolio:

                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                          -----------  -----------  -----------  -----------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets          $      80    $     101    $     124    $     190

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement     (.235)%
Mortality and Expense Risk Fees              .795%
                                          -------
Total Sub-Account Annual Expenses            .560%
                                          -------
                                          -------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)


Bond Portfolio
Investment Management Fees                   .500%
Other Expenses                               .050%
                                          -------
Total Bond Portfolio Annual Expenses         .550%
                                          -------
                                          -------


EXAMPLE--For contracts using the Bond Portfolio:


                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                          -----------  -----------  -----------  -----------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets          $      81    $     103    $     127    $     196


SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement     (.235)%
Mortality and Expense Risk Fees              .795%
                                          -------
Total Sub-Account Annual Expenses            .560%
                                          -------
                                          -------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)


Money Market Portfolio
Investment Management Fees                   .500%
Other Expenses                               .080%
                                          -------
Total Money Market Portfolio Annual          .580%
  Expenses
                                          -------
                                          -------

EXAMPLE--For contracts using the Money Market Portfolio:


                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                          -----------  -----------  -----------  -----------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets          $      81    $     104    $     128    $     199


SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement     (.235)%
Mortality and Expense Risk Fees              .795%
                                          -------
Total Sub-Account Annual Expenses            .560%
                                          -------
                                          -------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)


Asset Allocation Portfolio
Investment Management Fees                   .500%
Other Expenses                               .030%
                                          -------
Total Asset Allocation Portfolio Annual      .530%
  Expense
                                          -------
                                          -------


EXAMPLE--For contracts using the Asset Allocation Portfolio:


                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                          -----------  -----------  -----------  -----------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets          $      80    $     102    $     126    $     194


SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement     (.235)%
Mortality and Expense Risk Fees              .795%
                                          -------
Total Sub-Account Annual Expenses            .560%
                                          -------
                                          -------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)


Mortgage Securities Portfolio
Investment Management Fees                   .500%
Other Expenses                               .070%
                                          -------
Total Mortgage Securities Portfolio          .570%
  Annual Expenses
                                          -------
                                          -------


EXAMPLE--For contracts using the Mortgage Securities Portfolio:


                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                          -----------  -----------  -----------  -----------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets          $      81    $     103    $     128    $     198


SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement     (.135)%
Mortality and Expense Risk Fees              .795%
                                          -------
Total Sub-Account Annual Expenses            .660%
                                          -------
                                          -------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)


Index 500 Portfolio
Investment Management Fees                   .400%
Other Expenses                               .040%
                                          -------
Total Index 500 Portfolio Annual Expense     .440%
                                          -------
                                          -------


EXAMPLE--For contracts using the Index 500 Portfolio:


                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                          -----------  -----------  -----------  -----------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets          $      80    $     103    $     126    $     195

SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement     (.485)%
Mortality and Expense Risk Fees              .795%
                                          -------
Total Sub-Account Annual Expenses            .310%
                                          -------
                                          -------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Portfolio)


Small Company Growth Portfolio
Investment Management Fees                   .750%
Other Expenses                               .040%
                                          -------
Total Small Company Growth Portfolio         .790%
  Annual Expense
                                          -------
                                          -------


EXAMPLE--For contracts using the Small Company Growth Portfolio:


                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                          -----------  -----------  -----------  -----------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets          $      80    $     103    $     126    $     195


The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, the "Contract Deductions" section.


The previous examples should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.



CONDENSED FINANCIAL INFORMATION AND FINANCIAL


STATEMENTS



The financial history of each sub-account may be found in the Appendix entitled "Condensed Financial Information." The complete financial statements of Variable Fund D and Minnesota Life Insurance Company are included in the Statement of Additional Information.

(SIDEBAR)
We are a life insurance company.

Variable Fund D is one of our separate accounts.

(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE FUND D


We established Variable Fund D on October 16, 1967, in accordance with certain provisions of Minnesota Insurance Law. Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.



The assets of Variable Fund D are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of Variable Fund D is entirely independent of both the investment performance of our general account and of any of our separate accounts. All obligations under the contracts are our general corporate obligations.



At a Special Meeting of contract owners and participants of Variable Fund D held October 23, 1990, the contract owners and participants approved an Agreement and Plan of Reorganization whereby Variable Fund D (which was a management investment company investing primarily in a portfolio of equity securities, mainly common stocks) transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. Variable Fund D was reconstituted and registered as a unit investment trust under the 1940 Act. As part of that Reorganization it now consists of seven sub-accounts, each investing its assets solely in the shares of one of seven of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of Variable Fund D by the Commission.

(SIDEBAR)

Each of the 7 sub-accounts of Variable Fund D invests in a different Fund Portfolio.

We may change the Portfolios offered under the contract.
(END SIDEBAR)

C. ADVANTUS SERIES FUND, INC.

The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Series Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

A prospectus for the Series Fund is attached to this prospectus. You should carefully read the prospectuses before investing in the Contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.



We may also establish additional sub-accounts in Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of Variable Fund D. Each additional sub-account may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.


We also reserve the right, when permitted by law, to de-register Variable Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine Variable Fund D with one or more of our other separate accounts.

Shares of the Funds are also sold to some of our other separate accounts, which are used to receive and invest purchase payments paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Portfolio simultaneously. Although neither we nor the Series Fund currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Series Funds' Board of Directors intend to monitor events in order to identify any material conflicts between policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Possible actions could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

    -  changes in state insurance laws,

    -  changes in federal income tax laws,

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those give by policy owners and those give by contract owners.
       (SIDEBAR)
A sales charge may apply.
(END SIDEBAR)

CONTRACT DEDUCTIONS

The Contract has several types of charges, which are discussed below.

SALES CHARGES

The sales charge is equal to 7% of purchase payments on all contracts. For the treatment of certain Group Accumulation Annuity Contracts, see the section "Participation".

To the extent that sales charges are insufficient to recover sales expenses, Minnesota Life will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risk charge described below.

We will waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract including IRAs and tax-sheltered annuities.

Ascend Financial Services, Inc. acts as principal underwriter and performs all sales functions relative to the contracts, for which a certain amount is deducted from purchase payments received under the contracts.

We perform all administrative functions relative to the contracts. We bear all expenses associated with the sale and administration of the contracts, such as sales commissions, fees and expenses of the Committee, salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.

PREMIUM TAXES

Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT

All costs of operating Variable Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. As Variable Fund D is now a unit investment trust rather than a managed investment company, that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .40% on an annual basis for the Index 500 Portfolio, .75% for the Small Company Growth Portfolio and .50% for each of the

(SIDEBAR)
The mortality and expense risk charge is .795%.
(END SIDEBAR)
five other available Portfolios) and do incur other operating expenses. Those other operating expenses have been voluntarily subsidized by us to the extent that the expenses exceed .15% on an annual basis for any Portfolio. While we have no present intention to alter that practice, we are under no obligation to continue it.


To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, we have agreed that, each valuation period, in calculating the net investment factor for the Growth Sub-Account of Variable Fund D, we will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues the Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, we will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee; however, any other Series Fund Portfolio operating expenses would not be subject to the reimbursement. To the extent that a Contract Owner or Participant chose to take advantage of the Variable Fund D sub-accounts other than the Growth Sub-Account, he or she could incur additional expenses.


MORTALITY AND EXPENSE RISKS

We assume the mortality risk under the contract by our obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the contracts to each annuitant regardless of how long he or she lives and regardless of how long all annuitants as a group live. Neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.

We assume an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.


We currently make a deduction from Variable Fund D at the rate of .1325% per annum for the mortality risk and .6625% per annum for the expense risk. These deductions may be increased or decreased by resolution of our Board but not more often than annually, and in no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on us. Conversely, if the deductions provide more than sufficient, any excess will be profited to us.

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

Mortality and expense risk charges continue to be deducted throughout the annuity period, including Annuity Option 4, under which there is no mortality risk to us.

OTHER EXPENSES

Variable Fund D has no expenses which are not covered by the deductions listed above. The underlying Portfolios however, also bear certain expenses. See the Advantus Series Fund, Inc. prospectus for more information.

Minnesota Life also reserves the right to assess a fee of up to $50 to cover administrative costs where you exchange this contract for another of our variable contracts.

DESCRIPTION OF THE CONTRACTS


The following is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, then inquiries may be addressed to us at: Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


1. Types of Contracts

We continuously offer three types of variable annuity contracts pursuant to this
Prospectus:

    - Individual Accumulation Annuity. This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals pursuant to Section 408 of the Code. The contract provides for a variable annuity or a fixed dollar annuity to begin at some future date, the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment. The amount of the first monthly annuity payment at retirement is determined by the value of the contract at that time.

    - Group Accumulation Annuity. This type of contract may be used in connection with any type of qualified plan and with state deferred compensation plans. Purchase payments on behalf of each participant are determined by a formula specified in the plan. Individual accounts are maintained for each participant. The contract provides for a variable annuity or a fixed dollar annuity to begin at a participant's annuity commencement date. The amount of the first monthly annuity payment at retirement is determined by the value of a participant's account at that time.

    - Under some circumstances group contract owners may limit purchase payments, allocations and transfers only to a limited number of sub-accounts. In those cases, not all of the sub-accounts offered under the contracts will be available to participants in those groups.

    - Group Deposit Administration. This type of contract is used in connection with noncontributory pension plans qualified under Section 401(a) or 403(a) of the Code, and is designed to provide maximum flexibility to the contract owner in funding the benefits promised by the plan. No allocation of purchase payments is made for individual participants, and individual accounts are not maintained. The amount of a participant's first monthly annuity payment is determined by the terms of the plan. Annuity payments to a participant may be provided on either a fixed dollar or a variable annuity basis. The contract owner has wide latitude in determining the appropriate level of purchase payments, including assumptions with respect to discounts for mortality, turnover, and an assumed rate of investment return.
       (SIDEBAR)
We issue the contract to you and you select the annuitant.
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your surrender value or your purchase payments.
(END SIDEBAR)

2. Issuance of Contracts

The contracts are issued to the contract owner named in the application. The owner may be the annuitant or someone else. Once the owner has been named in the application the ownership of the contract may not be changed.

3. Right of Revocation

The purchaser of an Individual Accumulation Annuity Contract may revoke the contract within ten days after its delivery, for any reason, on notice to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota, of his or her intention to revoke. If the contract is revoked and returned, we will refund to the purchaser the greater of the total amount of purchase payments or the surrender value of the contract, adjusted in the latter case for deductions and sales charges.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. These rights are subject to change, and may vary among other states.

4. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option selected, and

    -  the investment performance of Variable Fund D.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of Variable Fund D, and thus the annuity payments will vary with the investment experience of the assets of Variable Fund D.

(SIDEBAR)
There may be limitations on purchase payments.
(END SIDEBAR)

5. Modification of the Contract

The contract may be modified at any time by written agreement between you and us. No such modification will adversely effect the rights of a participant under the contract unless the modification is made to comply with a law or government regulation.

6. Assignment

The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

7. Limitations on Purchase Payments

The minimum purchase payment for the first contract year under a Group Deposit Administration Contract is $3,000.


The minimum periodic purchase payment which may be allocated to Variable Fund D on behalf of each participant under an Individual Accumulation Annuity Contract and under a Group Accumulation Annuity Contract is $10. If purchase payments under such contracts are allocated in part to Variable Fund D and in part to the General account, the minimum which may be allocated on behalf of a participant on either basis is $10. Currently, Minnesota Life is waiving the enforcement of this provision.


Under the terms of the contracts, we may limit the amount of purchase payments which will be accepted on behalf of a participant for any contract year to the greater of:

    - the purchase payments made under the contract on behalf of such participant for the immediately preceding contract year, or

    - the average purchase payments made under the contract on behalf of such participant for all prior contract years.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8. Discontinuance of Purchase Payments

Purchase payments for a contract may be discontinued under either of the following circumstances:

    - The contract owner may discontinue purchase payments as of a date specified in a written notice to us, provided that such date may not be earlier than the date we receive such notice.

    - We may discontinue acceptance of purchase payments by giving written notice to the contract owner if the contract is no longer part of a plan qualified under Section 401(a), 403(a), 403(b), 408, 457 or other provisions of the Code allowing similar tax treatment.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
You instruct us how to vote Fund shares.
(END SIDEBAR)

Upon discontinuance of purchase payments, the contract will continue in force in a paid-up status. Purchase payments may subsequently be resumed under an Individual Accumulation Annuity Contract at any date prior to the annuity commencement date unless the contract value has previously been disbursed by us. Under a group contract, purchase payments may be resumed only with our written consent. Discontinuance of purchase payments will have no effect on participants who are receiving annuity payments.

9. Contract Settlement

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;


    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Variable Fund D or to fairly determine the value of the assets of Variable Fund D; or


    - such other periods as the Commission may by order permit for the protection of the contract owners.

10. Participation

The contract is non-participating. Contracts issued prior to October 1, 1998, were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. When we make any distribution, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

VOTING RIGHTS

We will vote the Fund shares held in Variable Fund D at shareholder meetings of the Series Fund. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of Variable Fund D. We will vote shares for which no instructions are received and shares not attributable to contract in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of Variable Fund D. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
(END SIDEBAR)

During the accumulation period, the contract owner holds the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares hold by that sub-account.

During the annuity period, the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Series Fund shares hold by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at the meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

ANNUITY PERIOD

1. Electing the Retirement Date and Form of Annuity

The contracts provide for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contracts require that we receive your notice of election to begin variable annuity payments at least thirty days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least two valuation days prior to the fifteenth of the month. We reserve the right to enforce the thirty day notice requirement at its option at anytime in the future.

The contracts permit an annuity payment to begin on the first day of any month, after the 50th birthday and before the 75th birthday of the annuitant. Minnesota Life is currently waiving the 50th birthday limitation. Under the contract if you do not make an election, and the plan does not specify otherwise, the annuitant's retirement date shall be the first day of the month following his/her 65th birthday. The annuity option shall be Option 2A--a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity by any Variable Fund D accumulation value. The minimum first monthly annuity payment is $20. If the first months annuity payment would be less than $20, we may fulfill our obligation by paying in a single sum, the surrender value of the contract which would otherwise have been applied to provide annuity payments.


Except for Option 4, once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

2. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that:

    - the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or

    - such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3. Value of the Annuity Unit

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of:

    -  .997137, and

    - the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.)

The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month. (SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

4. Determination of Amount of First Monthly Annuity Payment

    - For Group Deposit Administration Contract, the amount of the first monthly annuity payment is determined as provided in the plan.

    - For Individual Accumulation Contracts and Group Accumulation Contracts described in this Prospectus, the first monthly annuity payment is determined by the value at retirement of the participant's individual account.

In addition, a number of states impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

When annuity payments commence, the value of the contract is determined as the product of:

    - the number of accumulation units credited to the individual account as of the date annuity payments commence, and

    - the value of an accumulation unit for the valuation date next following the fourteenth day of the month prior to the month in which annuity payments commence.

The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant.

The contracts contain tables indicating either (a) the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied, or (b) the dollar amount of value required to provide a first monthly payment of $1.00 under each optional annuity form.

A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.

If a fixed annuity request is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The amount of the first monthly annuity payment, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments. In each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.

The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments. (SIDEBAR)
If you die prior to commencement of annuity payments, there may be a death benefit. It will be determined by your plan.
(END SIDEBAR)

DEATH BENEFIT

Death benefits payable under Group Deposit Administration Contracts if any, shall be in such amount as is determined by the provisions of the applicable qualified trust or plan.

The Individual Accumulation Annuity and Group Accumulation Annuity Contracts provide that in the event of the death of the participant prior to the commencement of annuity payments, death proceeds payable will be the value of the participant's individual account next determined following the date proof of death is received by us. Death benefits will be paid in a single sum to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive proof of death and return of the contract.

Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death. If the annuitant dies after annuity payments have begun, we will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.


Certain group accumulation annuity contracts have been endorsed to provide a death benefit which is different from that described above. For those contracts, the death benefit payable to the beneficiary on the death of a participant prior to the annuity commencement date shall be determined separately for the participant's general account and separate account accumulation values. For general account accumulation values, the death benefit shall be the general account accumulation value. For separate account accumulation values, the death benefit shall be equal to the greater of: (1) the amount of the participant's separate account accumulation value payable at death; or (2) the sum of all purchase payments applied to the separate account by or on behalf of a participant, plus transfers to the separate account, less all participant withdrawals and transfers from that value.

The beneficiary will be the person or persons named in the contract application unless the owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The owner's written request to change the beneficiary will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date the owner signed the request. However, if the annuitant or the owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
(END SIDEBAR)

CREDITING ACCUMULATION UNITS

During the accumulation period (the period before annuity payments begin) each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if accepted we will issue a contract.

If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will immediately return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange as of the date hereof the primary close of trading is 3:00 p.m. (Central time), on each day, Monday through Friday, except:

    - days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares,

    - days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments we receive at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next Valuation date.

TRANSFER OF VALUES

Upon your written request, values under the contract may be transferred among the General Account and Variable Fund D or among the sub-accounts of Variable Fund D. We will make the transfer on the basis of accumulation unit values on the valuation date we receive the request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250 we are waiving this restriction and allowing transfers of any amount.

The contracts permit us to limit the frequency and amount of transfers from the General Account to the Variable Fund D sub-accounts. Currently, except as provided below, we limit such transfers to a single such transfer during any calendar year and to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer. In the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the Variable Fund D sub-accounts. No transfers are allowed after annuity payments have begun.

Where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount that may be transferred from the General Account may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.
(SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)


Systematic transfer arrangements may be established to begin on the 10th or 20th of any month and if a transfer cannot be completed because of a holiday or weekend, it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate General Account accumulation value or sub-account is depleted.


As a type of systematic transfer arrangement for certain contracts, we will offer automatic portfolio rebalancing ("APR") of amounts on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future contributions; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for APR transfers and this will be available August 1, 1999. APR is not available for values in the General Account. You or persons authorized by you may effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, contract owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, contract owners should consider submitting a written transfer request while continuing to attempt a telephone transfer. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges.

We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine. We require contract owners to identify themselves through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to the general assets of Minnesota Life are not registered under the Securities Act of 1933. Minnesota Life is not registered as an investment company under the Investment Company Act of 1940. Accordingly, Minnesota Life is not subject to the provisions of those acts that would apply if registration under such acts were required.

(SIDEBAR)
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)

VALUE OF THE CONTRACT

The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE


The value of an accumulation unit was set at $1.000000 on the first valuation date of Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.


NET INVESTMENT FACTOR

The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for each sub-account other than the sub-account holding shares of the Growth Portfolio of the Series Fund, shall be increased by Minnesota Life. It will be increased to the extent that on an annual basis the investment advisory fee accrued by the Portfolio in which the sub-account invests, as a percentage of the value of the average net assets of such Portfolio, exceeds .265% per annum. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall also be adjusted by Minnesota Life. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by Minnesota Life or any other person, any interest expense or amortization of debt discount or any income tax expense.

The gross investment rate is equal to:

    - the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus

    - the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by

    - the net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

WITHDRAWALS AND SURRENDER

Under certain circumstances a contract owner may have the right to surrender his or her contract in whole or in part, subject to possible adverse tax consequences.

A. INDIVIDUAL ACCUMULATION ANNUITY CONTRACT

The Individual Accumulation Annuity Contract provides that at any time prior to the death of the participant and prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single sum the value of the participant's individual account computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the participant's individual account, in amounts of at least $250. All such payments are subject to any limitations contained in an applicable qualified trust or plan or in a state deferred compensation plan.

B. GROUP ACCUMULATION ANNUITY CONTRACT

The Group Accumulation Annuity Contract provides that upon termination of purchase payments for an individual participant prior to the commencement of annuity payments. The participant shall have a vested interest in his or her individual account to the extent specified in the plan. If purchase payments are discontinued for all participants under the contract, each participant shall have a vested interest in his or her individual account as specified in the plan. The contract provides that the vested portion of the participant's individual account may be surrendered. Minnesota Life will pay to the participant in a single sum the value of such vested portion, computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the vested portion of a participant's individual account, in amounts of at least $250. The provisions of the applicable qualified trust, plan or state deferred compensation plan may limit the right of the participant to elect such payments.

C. GROUP DEPOSIT ADMINISTRATION CONTRACT

The Group Deposit Administration Contract does not provide for individual allocation of purchase payments or maintenance of individual accounts for participants. The dollar amount of any payment made on behalf of a participant by reason of his or her individual termination of employment or termination of participation in the plan shall be determined by the provisions of the applicable qualified trust or plan. It is not dependent upon the provisions of the contract. If discontinuance of purchase payments for all participants under such a contract occurs, and the accumulated value of the contract is not transferred to another funding vehicle, the participants in the plan as of the date of discontinuance shall receive a 100% vested interest in all benefits earned under the terms of the plan to the extent provided by the accumulated value of the contract. The accumulated value may be transferred to another funding vehicle if, prior to the date of discontinuance of purchase payments, the contract owner gives written notice to us certifying that the plan is to be continued as a qualified plan and requesting such transfer to be made. The transfer date shall be the first valuation date to occur following the effective date of discontinuance of purchase payments. Payment of the accumulated value of the contract which is a part of Variable Fund D will be made in a single sum as of the transfer date.


We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals due to an excess contribution to a tax-qualified contract.

Under any contract, once annuity payments have commenced for a participant under Options 1, 2 or 3 of the optional annuity forms, the participant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.

Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is: (651) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means.

The surrender of a contract or a partial withdrawal thereunder may result in a credit against Minnesota Life's premium tax liability. In such event, we will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which our premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

DISTRIBUTION

The contracts will be sold by Minnesota Life, life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial Services, Inc. Ascend Financial Services, Inc. ("Ascend Financial"), the principal underwriter of the contract, may pay up to 3.75% of the amount of purchase payments for Individual Accumulation Annuity Contracts to broker-dealers who sell the contract. Commission on group cases may vary, but will not exceed 3.75%. In addition, either we or Ascend Financial will pay credits which allow registered representatives who are responsible for sales of variable annuity contracts to attend conventions and other meetings that we or our affiliates sponsor, for the purpose of promoting the sale of the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their productions and the persistency of life insurance and annuity business they placed with us.
(SIDEBAR)
We are not offering tax advice. You should consult your own tax adviser.

Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
(END SIDEBAR)

FEDERAL TAX STATUS

INTRODUCTION
The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under
Section 401(a), 403(b), 408 or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on amounts held under a Contract, on Annuity Payments and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of Variable Fund D form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by Variable Fund D or on capital gains arising from Variable Fund D's investment activities. If changes in the federal tax laws or interpretations thereof result in Minnesota Life being taxed on income or gains to Variable Fund D, then we may impose a charge against Variable Fund D (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.


TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Internal Revenue Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected.

As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.
For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.
(SIDEBAR)
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.

A penalty tax may apply to distributions prior to age 59 1/2.

Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)
In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.
For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.
The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the taxpayer is
    -  59 1/2 or older,
    -  where payment is made on account of the taxpayer's disability, or
    - where payment is made by reason of the death of the owner, and in certain other circumstances.
The Code also provides an exception to the penalty tax for distributions in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.
For some types of qualified plans, other tax penalties may apply to certain distributions.
A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of a contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial purchases of contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of Variable Fund D to be "adequately diversified" in order for the contract to be treated as a life insurance contract for Federal tax purposes. Variable Fund D, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Series Fund or its investments. Nonetheless, we believe that each Portfolio of the Series Fund in which Variable Fund D owns shares will be operated in compliance with the requirements prescribed by the Treasury.


Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account". While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of Variable Fund D. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of Variable Fund D.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
(SIDEBAR)
Congress may change the tax laws or reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. we intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules;

    - aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.
(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (I) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined by the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
(b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within thirty days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing description of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed herein. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.

PERFORMANCE DATA

From time to time Variable Fund D may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, Variable Fund D will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period, five-year period, ten-year period, and for the period since the sub-account became available pursuant to Variable Fund D's registration statement. It may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by Variable Fund D are based on historical information of the sub-accounts for specified periods. The figures are not intended to suggest that such performance will continue in the future. Performance figures of Variable Fund D will reflect only charges made pursuant to the terms of contracts offered by this prospectus and charges of Underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.

YEAR 2000 COMPUTER PROBLEM

The services we provide to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on our ability to provide services to contract owners. We have been actively working on necessary changes to our computer systems to deal with the year 2000. Although there can be no assurance of complete success, we believe that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on our ability to provide services to the Separate Account.

In addition, our operations could be impacted by our service providers' or suppliers' year 2000 efforts. We have undertaken an initiative to assess the efforts of organizations where there is a significant business relationship. There is no assurance however, that we will not be affected by year 2000 problems of other organizations.

STATEMENT OF ADDITIONAL INFORMATION


A Statement of Additional Information, which contains additional contract and Variable Fund D information including financial statements, is available from the offices of Variable Fund D at your request. The Table of Contents for that Statement of Additional Information is as follows:


       Variable Fund D
       Directors and Principal Management Officers of Minnesota Life Other Contracts
       Distribution of Contracts
       Performance Data
       Annuity Payments
       Auditors
       Financial Statements
       Calculation of Unit Values

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Fund D and Minnesota Life Insurance Company may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each sub-account for the eight years ended December 31, 1998 and the period from October 26, 1990 to December 31, 1990. This information should be read in conjunction with the financial statements and related notes of Variable Fund D included in the Statement of Additional Information.

                                                                    YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------------------
                                       1998       1997       1996       1995       1994       1993       1992       1991
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Growth Sub-Account:
  Unit value at beginning of
   period..........................     $18.38     $13.84     $11.88      $9.60      $9.57      $9.20      $8.80      $6.60
  Unit value at end of period......     $24.63     $18.38     $13.84     $11.88      $9.60      $9.57      $9.20      $8.80
  Number of units outstanding at
   end of period...................  3,881,390  4,229,239  4,666,243  4,918,859  5,406,377  5,785,198  5,758,220  5,842,088
Bond Sub-Account:
  Unit value at beginning of
   period..........................      $1.75      $1.60      $1.57      $1.32      $1.39      $1.26      $1.19      $1.02
  Unit value at end of period......      $1.84      $1.75      $1.60      $1.57      $1.32      $1.39      $1.26      $1.19
  Number of units outstanding at
   end of period...................    222,720    256,628    296,978    321,612    386,750    480,411    177,794     66,385
Money Market Sub-Account:
  Unit value at beginning of
   period..........................      $1.29      $1.24      $1.19      $1.13      $1.10      $1.07      $1.05      $1.00
  Unit value at end of period......      $1.35      $1.29      $1.24      $1.19      $1.13      $1.10      $1.07      $1.05
  Number of units outstanding at
   end of period...................    279,497    309,546    395,596    352,735    457,011    774,078    357,877    171,773
Asset Allocation Sub-Account:
  Unit value at beginning of
   period..........................      $2.42      $2.05      $1.83      $1.47      $1.50      $1.42      $1.33      $1.04
  Unit value at end of period......      $2.98      $2.42      $2.05      $1.83      $1.47      $1.50      $1.42      $1.33
  Number of units outstanding at
   end of period...................  2,377,329  2,564,823  2,804,901  2,960,127  3,175,751  2,903,712  1,463,845    364,314
Mortgage Securities Sub-Account:
  Unit value at beginning of
   period..........................      $1.67      $1.54      $1.47      $1.26      $1.31      $1.20      $1.14      $1.00
  Unit value at end of period......      $1.77      $1.67      $1.54      $1.47      $1.26      $1.31      $1.20      $1.14
  Number of units outstanding at
   end of period...................     89,045    130,573    175,022    136,987    160,939    286,125    265,381      5,173
Index 500 Sub-Account:
  Unit value at beginning of
   period..........................      $3.41      $2.60      $2.15      $1.58      $1.57      $1.44      $1.35      $1.05
  Unit value at end of period......      $4.34      $3.41      $2.60      $2.15      $1.58      $1.57      $1.44      $1.35
  Number of units outstanding at
   end of period...................    949,618  1,012,408    923,905    951,303    886,632    684,210    332,893    174,242
Small Company Growth
  Sub-Account:
  Unit value at beginning of
   period..........................      $1.74      $1.62      $1.54      $1.17      $1.11      $1.00
  Unit value at end of period......      $1.76      $1.74      $1.62      $1.54      $1.17      $1.11***
  Number of units outstanding at
   end of period...................    177,501    109,961    114,187    124,882     72,272     14,148

                                     PERIOD FROM
                                     OCTOBER 26,
                                       1990 TO
                                     DECEMBER 31,
                                        1990*
                                     ------------
Growth Sub-Account:
  Unit value at beginning of
   period..........................         $6.06
  Unit value at end of period......         $6.60
  Number of units outstanding at
   end of period...................     6,024,553
Bond Sub-Account:
  Unit value at beginning of
   period..........................         $1.00
  Unit value at end of period......         $1.02
  Number of units outstanding at
   end of period...................        20,037
Money Market Sub-Account:
  Unit value at beginning of
   period..........................       --     **
  Unit value at end of period......       --
  Number of units outstanding at
   end of period...................       --
Asset Allocation Sub-Account:
  Unit value at beginning of
   period..........................         $1.00
  Unit value at end of period......         $1.04
  Number of units outstanding at
   end of period...................        13,616
Mortgage Securities Sub-Account:
  Unit value at beginning of
   period..........................       --     **
  Unit value at end of period......       --
  Number of units outstanding at
   end of period...................       --
Index 500 Sub-Account:
  Unit value at beginning of
   period..........................         $1.00
  Unit value at end of period......         $1.05
  Number of units outstanding at
   end of period...................         5,000
Small Company Growth
  Sub-Account:
  Unit value at beginning of
   period..........................
  Unit value at end of period......
  Number of units outstanding at
   end of period...................


  * The condensed financial information is presented for the period from October 26, 1990 to December 31, 1990. October 26, 1990 was the effective date of the 1933 Act Registration for Minnesota Mutual Variable Fund D after its reorganization as a unit investment trust.
 ** As of December 31, 1990, no contract owners had elected to allocate payments to the Money Market and Mortgage Securities sub-accounts; accordingly, condensed financial information is not presented for the period from October 26, 1990 to December 31, 1990.
*** The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration Statement for the sub-account.

                                                                        PAGE A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

    -  elective contributions made in years beginning after December 31, 1988;

    -  earnings on those contributions; and

    - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

                                                                        PAGE B-1

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account with respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE B-2

                                    PART B

                       INFORMATION REQUIRED IN A STATEMENT

                            OF ADDITIONAL INFORMATION

                           Variable Fund D

         Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number    Caption in Statement of Additional Information

   15.         Cover Page

   16.         Table of Contents

   17.         Variable Fund D

   18.         Not Applicable

   19.         Not Applicable

   20.         Distribution of Contracts

   21.         Performance Data

   22.         Annuity Payments

   23.         Financial Statements

Variable Fund D


Statement of Additional Information


The date of this document and the Prospectus is:  May 3, 1999


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with Variable Fund D's current Prospectus, bearing the same date, which may be obtained by calling Variable Fund D at (651) 665-3500, or writing Variable Fund D at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


                                TABLE OF CONTENTS

Variable Fund D

Board and Principal Management Officers of Minnesota Life

Other Contracts

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values


                                 VARIABLE FUND D


Variable Fund D ("Variable Fund D") is a separate account of Minnesota Life Insurance Company ("Minnesota Life"). Variable Fund D is registered as a unit investment trust. Prior to the Reorganization of the Fund in October of 1990 and the establishment of its several sub-accounts, the Fund was a open-end, diversified, management investment company investing in a diversified portfolio of equity securities, mainly common stocks.

            DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                          Principal Occupation
     ---------                          --------------------

Giulio Agostini                    Senior Vice President, Finance and
                                   Administrative Services, 3M, St. Paul,
                                   Minnesota

Anthony L. Andersen                Chair-Board of Directors, H. B. Fuller
                                   Company, St. Paul, Minnesota, since June
                                   1995, prior thereto for more than five years
                                   President and Chief Executive Officer, H. B.
                                   Fuller Company (Adhesive Products)

Leslie S. Biller                   Vice Chairman and Chief Operating Officer,
                                   Wells Fargo & Company, San Francisco,
                                   California (Banking)

John F. Grundhofer                 President, Chairman and Chief Executive
                                   Officer, U.S. Bancorp, Minneapolis, Minnesota
                                   (Banking)

David S. Kidwell, Ph.D.            Dean and Professor of Finance, The Curtis L.
                                   Carlson School of Management, University of
                                   Minnesota, Minneapolis, Minnesota

Reatha C. King, Ph.D.              President and Executive Director, General
                                   Mills Foundation, Minneapolis, Minnesota


Thomas E. Rohricht                 Of Counsel, Doherty, Rumble & Butler
                                   Professional Association, St. Paul, Minnesota
                                   (Attorneys)

Robert L. Senkler                  Chairman of the Board, President and Chief
                                   Executive Officer, Minnesota Life Insurance
                                   Company, since August 1995; prior thereto for more than five years Vice President and Actuary, Minnesota Life Insurance Company

Michael E. Shannon                 Chairman, Chief Financial and Administrative
                                   Officer, Ecolab, Inc., St. Paul, Minnesota
                                   (Develops and Markets Cleaning and Sanitizing
                                   Products)

Frederick T. Weyerhaeuser          Retired since April 1998, prior thereto
                                   Chairman and Treasurer, Clearwater Investment
                                   Trust since May 1996, prior thereto for more than five years, Chairman, Clearwater
                                   Management Company, St. Paul, Minnesota
                                   (Financial Management)

Principal Officers (other than Directors)

     Name                               Position
     ----                               --------

John F. Bruder                     Senior Vice President

Keith M. Campbell                  Senior Vice President

Robert E. Hunstad                  Executive Vice President

James E. Johnson                   Senior Vice President and Actuary

Dennis E. Prohofsky                Senior Vice President, General Counsel and
                                   Secretary

Gregory S. Strong                  Senior Vice President and Chief Financial
                                   Officer

Terrence M. Sullivan               Senior Vice President

Randy F. Wallake                   Senior Vice President

William N. Westhoff                Senior Vice President and Treasurer


All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.


                                 OTHER CONTRACTS

In addition to the contracts described in the Prospectus, Minnesota Life continually offers two types of Variable Fund D variable annuity contracts, both incorporating a deferred sales charge. These contracts are the Single Premium Deferred Variable Annuity Contract and the Flexible Payment Deferred Variable Annuity Contract.


                            DISTRIBUTION OF CONTRACTS


The contracts will be continuously sold by Minnesota Life, life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc., which is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., serves as the investment adviser for Variable Fund D. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life for payment to the underwriter for 1998 was $126,676. These include payments made by Minnesota Life on behalf of the underwriter, as agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT


Current annualized yield quotations for the Money Market Sub-Account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. Variable Fund D may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1998 were 3.79% and 3.86%, respectively.


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

Prior to May 3, 1993, several of the sub-accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account and the Index 500 Sub-Account was the Index Sub-Account.


The cumulative total return figures published by Variable Fund D relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the sub-accounts for the specified periods ended December 31, 1998 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described above.

                         Cumulative Total Return Figures

                                       7% Sales Load                                   No Sales Load
                              Ten Years             Cumulative               Ten Years                Cumulative
                           Ended 12/31/98*        Ended 12/31/98*         Ended 12/31/98*           Ended 12/31/98*
                           ---------------        ---------------         ---------------           ---------------
Growth Sub-Account        (385.59%)  385.60%                              (358.60%)  358.61%

Bond Sub-Account                                  (71.08%)   71.22%                                 (83.94%)   84.11%

Money Market
  Sub-Account                                     (25.23%)   25.63%                                 (34.54%)   35.09%

Asset Allocation
  Sub-Account                                     (177.13%) 177.13%                                 (197.99%) 197.99%

Mortgage Securities
  Sub-Account                                     (64.85%)   64.94%                                 (77.24%)   77.36%

Index 500
  Sub-Account                                     (303.39%) 303.69%                                 (333.74%) 334.08%

Small Company Growth
  Sub-Account                                     (63.64%)   63.64%                                 (75.95%)   75.96%


* Ten year cumulative total return figures are not available for the Bond Sub-
Account, the Money Market Sub-Account, the Asset Allocation Sub-Account, the
Mortgage Securities Sub-Account, the Index 500 Sub-Account, and the Small
Company Sub-Account as these sub-accounts first became available as a result of Variable Fund D's reorganization in October 1990. The column above entitled
"Cumulative Ended 12/31/98" for these specified sub-accounts illustrates the cumulative total return figures since Variable Fund D's reorganization.

Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The average annual total return figures published by Variable Fund D will reflect Minnesota Life's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Life voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, and .90% of the average daily net assets of the Small Company Portfolio. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase Fund expenses and thereby reduce investment return.

The average annual total return figures described above may be accompanied by other average annual total return quotations for the same or other periods. Such other average annual total return figures will be calculated as described above. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1998 are shown in the tables below.
They are the same for the individual accumulation annuity, group accumulation annuity and group deposit administration contracts. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.


                                                     Average Annual Total Return

                                                            7% Sales Load

                           One Year                   Five Years                Ten Years                 Since Inception
                           Ended 12/31/98             Ended 12/31/98*           Ended 12/31/98*           Ended 12/31/98*
                           --------------             ---------------           ---------------           ---------------
 Growth Sub-Account        (24.62%)     24.62%        (19.06%)     19.06%       (16.26%)     16.27%           --           --

 Bond Sub-Account          (-1.90%)     -1.90%        (4.32%)       4.32%                                 (6.77%)        6.79%
                                                                                    --          --
 Money Market
   Sub-Account             (-2.92%)     -2.92%        (2.64%)       2.75%           --          --        (2.66%)        2.83%

 Asset Allocation
   Sub-Account             (14.35%)     14.35%        (13.03%)     13.03%           --          --        (13.26%)      13.26%

 Mortgage Securities
   Sub-Account             (-1.44%)     -1.44%        (4.77%)       4.77%           --          --        (6.29%)        6.31%

 Index 500
   Sub-Account             (18.25%)     18.25%        (20.75%)     20.75%           --          --        (18.58%)      18.59%

 Small Company Growth
   Sub-Account             (-6.11%)     -6.11%            --         --             --          --        (9.08%)        9.08%


*Ten year average annual total return figures are not available for the Bond
Sub-Account the Money Market Sub-Account, the Asset Allocation Sub-Account, the Mortgage Securities Sub-Account and the Index 500 Sub-Account as these sub-accounts first became available as a result of the Variable Fund D reorganization in October 1990. The five and ten year average annual total return figures are not available for the Small Company Sub-Account as this sub-account's inception date is May 3, 1993. The column above entitled "Since
Inception Ended 12/31/97" for these specified sub-accounts illustrates the average annual total return figures since Variable Fund D's reorganization.

                                                            No Sales Load

                           One Year                   Five Years                Ten Years                 Since Inception
                           Ended 12/31/98             Ended 12/31/98*           Ended 12/31/98*           Ended 12/31/98*
                           --------------             ---------------           ---------------           ---------------
 Growth Sub-Account        (34.00%)     34.00%        (20.80%)     20.80%       (17.11%)     17.12%           --          --

 Bond Sub-Account          (5.49%)       5.49%        (5.84%)       5.84%           --          --        (7.72%)       7.74%

 Money Market
   Sub-Account             (4.39%)       4.39%        (4.14%)       4.25%           --          --        (3.57%)       3.74%

 Asset Allocation
   Sub-Account             (22.96%)     22.96%        (14.69%)     14.69%           --          --        (14.27%)     14.27%

 Mortgage Securities
   Sub-Account             (5.98%)       5.98%        (6.30%)       6.30%           --          --        (7.23%)       7.25%

 Index 500
   Sub-Account             (27.15%)     27.15%        (22.52%)     22.52%           --          --        (19.64%)     19.65%

 Small Company Growth
   Sub-Account             (.95%)         .95%            --          --            --          --        (10.49%)     10.49%


*Ten year average annual total return figures are not available for the Bond
Sub-Account the Money Market Sub-Account, the Asset Allocation Sub-Account, the Mortgage Securities Sub-Account and the Index 500 Sub-Account as these sub-accounts first became available as a result of Variable Fund D's reorganization in October 1990. The five and ten year average annual total return figures are not available for the Small Company Sub-Accounts as this sub-account's inception date is May 3, 1995. The column above entitled "Since
Inception Ended 12/31/98" for these specified sub-accounts illustrates the average annual total return figures since Variable Fund D's reorganization.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.

                                    AUDITORS


The financial statements of Variable Fund D and the Consolidated Financial Statements of Minnesota Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

 Independent Auditors' Report
The Board of Directors
Minnesota Life Insurance Company

  We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.
  Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 8, 1999

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Balance Sheets

December 31, 1998 and 1997

                                     Assets

                                                        1998        1997
                                                     ----------- -----------
                                                         (In thousands)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,667,688 and $4,518,807)                        $ 4,914,012 $ 4,719,801
  Held-to-maturity, at amortized cost (fair value
   $1,161,784 and $1,158,227)                          1,086,548   1,088,312
Equity securities, at fair value (cost $579,546 and
 $537,441)                                               749,800     686,638
Mortgage loans, net                                      681,219     661,337
Real estate, net                                          38,530      39,964
Policy loans                                             226,409     213,488
Short-term investments                                   136,435     112,352
Other invested assets                                    261,625     216,838
                                                     ----------- -----------
  Total investments                                    8,094,578   7,738,730
Cash                                                     175,660      96,179
Finance receivables, net                                 163,411     211,794
Deferred policy acquisition costs                        564,382     576,030
Accrued investment income                                 86,974      83,439
Premiums receivable, net                                  62,609      68,030
Property and equipment, net                               67,448      58,123
Reinsurance recoverables                                 162,553     150,126
Other assets                                              61,183      52,852
Separate account assets                                6,994,752   5,366,810
                                                     ----------- -----------
    Total assets                                     $16,433,550 $14,402,113
                                                     =========== ===========

                      Liabilities and Stockholder's Equity

Liabilities:
  Policy and contract account balances               $ 4,242,802 $ 4,275,221
  Future policy and contract benefits                  1,744,245   1,687,529
  Pending policy and contract claims                      70,564      64,356
  Other policyholders' funds                             438,595     416,752
  Policyholders' dividends payable                        53,957      55,321
  Stockholder dividend payable                            24,700         --
  Unearned premiums and fees                             180,191     202,070
  Federal income tax liability:
    Current                                               53,039      45,300
    Deferred                                             173,907     166,057
  Other liabilities                                      514,468     334,305
  Notes payable                                          267,000     298,000
  Separate account liabilities                         6,947,806   5,320,517
                                                     ----------- -----------
    Total liabilities                                 14,711,274  12,865,428
                                                     ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                      5,000         --
  Retained earnings                                    1,513,661   1,380,012
  Accumulated other comprehensive income                 203,615     156,673
                                                     ----------- -----------
    Total stockholder's equity                         1,722,276   1,536,685
                                                     ----------- -----------
      Total liabilities and stockholder's equity     $16,433,550 $14,402,113
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1998, 1997, and 1996

                            Statements of Operations

                                             1998        1997        1996
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  577,693  $  615,253  $  612,359
  Policy and contract fees                   300,361     272,037     245,966
  Net investment income                      531,081     553,773     530,987
  Net realized investment gains              114,652     114,367      55,574
  Finance charge income                       35,880      43,650      46,932
  Other income                                73,498      71,707      51,630
                                          ----------  ----------  ----------
    Total revenues                         1,633,165   1,670,787   1,543,448
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders' benefits                    519,926     515,873     541,520
  Interest credited to policies and con-
   tracts                                    290,870     298,033     288,967
  General operating expenses                 360,916     369,961     302,618
  Commissions                                110,211     114,404     103,370
  Administrative and sponsorship fees         80,183      81,750      79,360
  Dividends to policyholders                  25,159      26,776      24,804
  Interest on notes payable                   22,360      24,192      22,798
  Increase in deferred policy acquisition
   costs                                     (18,042)    (26,878)    (19,284)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,391,583   1,404,111   1,344,153
                                          ----------  ----------  ----------
      Income from operations before taxes    241,582     266,676     199,295
  Federal income tax expense (benefit):
    Current                                   93,584      84,612      68,033
    Deferred                                 (15,351)     (7,832)        744
                                          ----------  ----------  ----------
      Total federal income tax expense        78,233      76,780      68,777
                                          ----------  ----------  ----------
        Net income                        $  163,349  $  189,896  $  130,518
                                          ==========  ==========  ==========
Other comprehensive income, after tax:
  Foreign currency translation adjust-
   ments                                  $     (947) $      947  $      --
  Unrealized gains (losses) on securities     47,889      47,414     (44,940)
                                          ----------  ----------  ----------
  Other comprehensive income, net of tax      46,942      48,361     (44,940)
                                          ----------  ----------  ----------
    Comprehensive income                  $  210,291  $  238,257  $   85,578
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1998, 1997, and 1996

                                             1998        1997       1996
                                          ----------  ---------- ----------
                                                   (In thousands)
Common stock:
  Issued during the year                  $    5,000  $      --  $      --
                                          ----------  ---------- ----------
    Total common stock                    $    5,000  $      --  $      --
                                          ==========  ========== ==========
Retained earnings:
  Beginning balance                       $1,380,012  $1,190,116 $1,059,598
  Net income                                 163,349     189,896    130,518
  Retained earnings transfer for common
   stock issued                               (5,000)        --         --
  Dividends to stockholder                   (24,700)        --         --
                                          ----------  ---------- ----------
    Total retained earnings               $1,513,661  $1,380,012 $1,190,116
                                          ==========  ========== ==========
Accumulated other comprehensive income:
  Beginning balance                       $  156,673  $  108,312 $  153,252
  Change in unrealized appreciation (de-
   preciation) of investments                 47,889      47,414    (44,940)
  Change in unrealized gain on foreign
   currency translation                         (947)        947        --
                                          ----------  ---------- ----------
    Total accumulated other comprehensive
     income                               $  203,615  $  156,673 $  108,312
                                          ==========  ========== ==========
      Total stockholder's equity          $1,722,276  $1,536,685 $1,298,428
                                          ==========  ========== ==========

          See accompanying notes to consolidated financial statements.

 Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows

Years ended December 31, 1998, 1997, and 1996

                                            1998         1997         1996
                                         -----------  -----------  -----------
                                                   (In thousands)
Cash Flows from Operating Activities
Net income                               $   163,349  $   189,896  $   130,518
Adjustments to reconcile net income to
 net cash provided by operating activi-
 ties:
  Interest credited to annuity and in-
   surance contracts                         265,841      276,719      275,968
  Fees deducted from policy and con-
   tract balances                           (212,901)    (214,803)    (206,780)
  Change in future policy benefits            56,716       76,358       84,389
  Change in other policyholders' lia-
   bilities                                  (20,802)       7,597       16,099
  Change in deferred policy acquisition
   costs                                     (18,042)     (26,878)     (19,284)
  Change in premiums due and other re-
   ceivables                                   5,421       (9,280)     (26,142)
  Change in federal income tax liabili-
   ties                                       15,589       36,049      (38,113)
  Net realized investment gains             (114,652)    (114,367)     (55,574)
  Other, net                                  32,380      (23,213)      56,045
                                         -----------  -----------  -----------
    Net cash provided by operating ac-
     tivities                                172,899      198,078      217,126
                                         -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                1,835,726    1,099,114      877,682
  Equity securities                          523,617      601,936      352,901
  Mortgage loans                                 --           --        15,567
  Real estate                                  7,800        9,279       11,678
  Other invested assets                       21,682       26,877       12,280
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                  414,726      403,829      329,550
  Fixed maturity securities, held-to-
   maturity                                  148,848      139,394      114,222
  Mortgage loans                             126,066      109,246       94,703
Purchases of:
  Fixed maturity securities, available-
   for-sale                               (2,384,720)  (1,498,048)  (1,228,048)
  Fixed maturity securities, held-to-
   maturity                                  (99,530)     (82,835)     (60,612)
  Equity securities                         (516,907)    (585,349)    (446,599)
  Mortgage loans                            (141,008)    (157,247)    (108,691)
  Real estate                                 (5,612)      (3,908)      (3,786)
  Other invested assets                      (75,682)     (55,988)     (29,271)
Finance receivable originations or pur-
 chases                                      (77,141)    (115,248)    (175,876)
Finance receivable principal payments        109,277      133,762      142,723
Other, net                                   141,768      (88,626)     (40,062)
                                         -----------  -----------  -----------
    Net cash provided by (used for) in-
     vesting activities                       28,910      (63,812)    (141,639)
                                         -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insur-
 ance contracts                              952,622      928,696      657,405
Withdrawals from annuity and insurance
 contracts                                (1,053,844)  (1,013,588)    (702,681)
Proceeds from issuance of debt                40,000          --        60,000
Payments on debt                             (31,000)     (21,000)     (21,000)
Other, net                                    (6,023)      (3,355)      (6,898)
                                         -----------  -----------  -----------
    Net cash used for financing activi-
     ties                                    (98,245)    (109,247)     (13,174)
                                         -----------  -----------  -----------
Net increase in cash and short-term in-
 vestments                                   103,564       25,019       62,313
Cash and short-term investments, begin-
 ning of year                                208,531      183,512      121,199
                                         -----------  -----------  -----------
Cash and short-term investments, end of
 year                                    $   312,095  $   208,531  $   183,512
                                         ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

                              Minnesota Life Insurance Company and Subsidiaries


Notes to Consolidated Financial Statements
(1) Nature of Operations

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1998 for these business units were $862,240,000, $273,511,000, $258,928,000, $102,061,000 and
$20,723,000, respectively. Additional revenues of $115,702,000 were reported by the Company's subsidiaries.
  The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in 75 general agencies and 45 regional offices throughout the United States.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
  For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
  For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
  Deferred policy acquisition costs amortized were $148,098,000, $128,176,000 and $125,978,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.
  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
  Venture capital limited partnerships are carried at cost, net of write-downs for other than temporary declines in value and allowances for temporary declines in value. Cash distributions are recorded as a return of capital and/or income as appropriate. In-kind distributions are recorded as a return of capital for the cost basis of the stock received.
  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1998 and 1997, was $6,713,000 and $6,269,000, respectively.
  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
  The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. In addition, these contracts are generally short-term in nature and there is no material exposure to the Company at December 31, 1998. Notional amounts for the years ended December 31, 1998 and 1997, were $115,194,000 and $80,997,000, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $101,692,000 and $90,926,000 at December 31, 1998 and 1997, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1998, 1997 and 1996, were $10,765,000, $8,965,000 and $6,454,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
  The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,945,000 and $46,293,000 at December 31, 1998 and 1997, respectively.

Policyholders' Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
  Other policyholders' funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                              Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Account Policies (continued)

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1997 and 1996 consolidated financial statement balances have been reclassified to conform to the 1998 presentation.

(3) Investments

  Net investment income for the years ended December 31 was as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $445,220  $457,391  $433,985
Equity securities                                 12,183    16,182    14,275
Mortgage loans                                    54,785    55,929    63,865
Real estate                                         (236)     (407)     (475)
Policy loans                                      15,502    15,231    13,828
Short-term investments                             6,147     6,995     6,535
Other invested assets                              3,826     3,871     4,901
                                                --------  --------  --------
  Gross investment income                        537,427   555,192   536,914
Investment expenses                               (6,346)   (1,419)   (5,927)
                                                --------  --------  --------
    Total                                       $531,081  $553,773  $530,987
                                                ========  ========  ========

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities                       $ 43,244  $  3,711  $ (6,536)
Equity securities                                 47,526    92,765    57,770
Mortgage loans                                     3,399     2,011      (721)
Real estate                                        7,809     1,598     7,088
Other invested assets                             12,674    14,282    (2,027)
                                                --------  --------  --------
    Total                                       $114,652  $114,367  $ 55,574
                                                ========  ========  ========

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1998      1997      1996
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 56,428  $ 18,804  $ 19,750
  Gross realized losses                          (13,184)  (15,093)  (26,286)
Equity securities:
  Gross realized gains                           107,342   120,437    79,982
  Gross realized losses                          (59,816)  (27,672)  (22,212)

 Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)


  Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1998       1997
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 487,479  $ 472,671
Gross unrealized losses                            (73,440)  (118,863)
Adjustment to deferred acquisition costs          (119,542)  (100,299)
Adjustment to unearned policy and contract fees     15,912    (13,087)
Deferred federal income taxes                     (106,794)   (83,749)
                                                 ---------  ---------
  Net unrealized gains                           $ 203,615  $ 156,673
                                                 =========  =========

                              Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and
   government agencies and
   authorities                      $  195,650 $ 17,389 $    201 $  212,838
  Foreign governments                      784      --       311        473
  Corporate securities               2,357,861  204,277   30,648  2,531,490
  International bond securities        188,448   22,636    1,298    209,786
  Mortgage-backed securities         1,924,945   52,580   18,100  1,959,425
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,667,688  296,882   50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585   15,057    606,305
  Equity securities-affiliated
   mutual funds                        115,769   27,726      --     143,495
                                    ---------- -------- -------- ----------
    Total equity securities            579,546  185,311   15,057    749,800
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,247,234  482,193   65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496      235    961,325
  Mortgage-backed securities           192,484    9,030    1,055    200,459
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,086,548   76,526    1,290  1,161,784
                                    ---------- -------- -------- ----------
      Total                         $6,333,782 $558,719 $ 66,905 $6,825,596
                                    ========== ======== ======== ==========
                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1997
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  239,613 $ 18,627 $    --  $  258,240
  Foreign governments                    1,044      --        29      1,015
  Corporate securities               2,273,474  216,056   70,484  2,419,046
  International bond securities        150,157    2,565   23,530    129,192
  Mortgage-backed securities         1,854,519   66,934    9,145  1,912,308
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,518,807  304,182  103,188  4,719,801
  Equity securities-unaffiliated       421,672  134,558   14,575    541,655
  Equity securities-affiliated mu-
   tual funds                          115,769   29,214      --     144,983
                                    ---------- -------- -------- ----------
    Total equity securities            537,441  163,772   14,575    686,638
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,056,248  467,954  117,763  5,406,439
Held-to maturity:
  Corporate securities                 893,407   59,850      752    952,505
  Mortgage-backed securities           194,905   10,817      --     205,722
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,088,312   70,667      752  1,158,227
                                    ---------- -------- -------- ----------
      Total                         $6,144,560 $538,621 $118,515 $6,564,666
                                    ========== ======== ======== ==========

 Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   Available-for-Sale     Held-to-Maturity
                                  --------------------- ---------------------
                                  Amortized     Fair    Amortized     Fair
                                     Cost      Value       Cost      Value
                                  ---------- ---------- ---------- ----------
                                                (In thousands)
Due in one year or less           $   38,375 $   35,299 $   11,109 $   11,346
Due after one year through five
 years                               529,019    616,064    128,658    133,657
Due after five years through ten
 years                             1,251,763  1,316,512    373,294    403,159
Due after ten years                  923,586    986,712    381,003    413,163
                                  ---------- ---------- ---------- ----------
                                   2,742,743  2,954,587    894,064    961,325
Mortgage-backed securities         1,924,945  1,959,425    192,484    200,459
                                  ---------- ---------- ---------- ----------
  Total                           $4,667,688 $4,914,012 $1,086,548 $1,161,784
                                  ========== ========== ========== ==========

  At December 31, 1998 and 1997, fixed maturity securities and short-term investments with a carrying value of $6,361,000 and $8,000,000, respectively, were on deposit with various regulatory authorities as required by law.
  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1998    1997
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      841   2,248
                        ------- -------
  Total                 $ 2,341 $ 3,748
                        ======= =======

  At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  At December 31, 1997, the recorded investment in mortgage loans that were considered to be impaired was $18,400 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1998 and 1997.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1998   1997    1996
                              ------ ------  ------
                                 (In thousands)
Balance at beginning of year  $1,500 $1,895  $1,711
Provision for credit losses      --     --      381
Charge-offs                      --    (395)   (197)
                              ------ ------  ------
  Balance at end of year      $1,500 $1,500  $1,895
                              ====== ======  ======

                              Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.

                                                         1998  1997   1996
                                                         ---- ------ ------
                                                           (In thousands)
Average impaired mortgage loans                          $14  $3,268 $9,375
Interest income on impaired mortgage loans--contractual   18     556  1,796
Interest income on impaired mortgage loans--collected     17     554  1,742

(4) Notes Receivable

In connection with the Company's planned construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1998, HRA has drawn $9,669,128 on this loan contingency agreement and accrued interest of $673,435.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1998      1997
                                     --------  --------
                                      (In thousands)
Direct installment loans             $147,425  $183,424
Retail installment notes               12,209    20,373
Retail revolving credit                17,170    25,426
Accrued interest                        2,683     3,116
                                     --------  --------
 Gross receivables                    179,487   232,339
Allowance for uncollectible amounts   (16,076)  (20,545)
                                     --------  --------
  Finance receivables, net           $163,411  $211,794
                                     ========  ========

  Direct installment loans at December 31, 1998, consisted of $81,066,000 of discount basis loans (net of unearned finance charges) and $66,359,000 of interest-bearing loans. Direct installment loans at December 31, 1997, consisted of $83,836,000 of discount basis loans (net of unearned finance charges) and $99,588,000 of interest-bearing loans. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $44,000,000 and $65,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Revolving credit loans included approximately $16,000,000 and $24,000,000 of real estate secured loans at December 31, 1998 and 1997, respectively. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.
  Principal cash collections of direct installment loans amounted to $75,011,000, $90,940,000 and $92,438,000 and the percentage of these cash collections to the average net balances were 47%, 47% and 48% for the years ended December 31, 1998, 1997 and 1996, respectively.

 Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1998     1997     1996
                              -------  -------  -------
                                  (In thousands)
Balance at beginning of year  $20,545  $ 7,497  $ 6,377
Provision for credit losses    10,712   28,206   10,086
Charge-offs                   (18,440) (17,869) (11,036)
Recoveries                      3,259    2,711    2,070
                              -------  -------  -------
  Balance at end of year      $16,076  $20,545  $ 7,497
                              =======  =======  =======

  At December 31, 1998, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1998 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit    Total
                                     ----------- --------- -------
                                            (In thousands)
Balances at December 31, 1998          $7,546     11,190   $18,736
Related allowance for credit losses    $3,033      5,486   $ 8,519

  All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1998. The average quarterly balances of impaired loans during the year ended December 31, 1998 and 1997, was $6,354,000 and $7,397,000, respectively, for installment basis loans and $12,471,000 and $12,793,000, respectively for revolving credit direct loans.
  There were no material commitments to lend additional funds to customers whose loans were classified as non-accrual at December 31, 1998.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1998     1997     1996
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $84,553  $93,337  $69,753
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (1,730)  (5,573)  (2,534)
  Special tax on mutual life insurance companies  (3,455)   3,341    2,760
  Sale of subsidiary                                 --    (4,408)     --
  Foundation gain                                    --    (4,042)  (1,260)
  Tax credits                                     (4,416)  (3,600)  (3,475)
  Expense adjustments and other                    3,281   (2,275)   3,533
                                                 -------  -------  -------
    Total tax expense                            $78,233  $76,780  $68,777
                                                 =======  =======  =======

                              Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1998     1997
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders' liabilities                          $ 16,999 $ 14,374
  Pension and post retirement benefits                  27,003   23,434
  Tax deferred policy acquisition costs                 82,940   73,134
  Net realized capital losses                            8,221    9,609
  Other                                                 18,487   20,524
                                                      -------- --------
    Gross deferred tax assets                          153,650  141,075
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    155,655  152,337
  Real estate and property and equipment depreciation   10,275   11,165
  Basis difference on investments                       10,798   11,061
  Net unrealized capital gains                         143,354  122,876
  Other                                                  7,475    9,693
                                                      -------- --------
    Gross deferred tax liabilities                     327,557  307,132
                                                      -------- --------
      Net deferred tax liability                      $173,907 $166,057
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1998 and 1997, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
  Income taxes paid for the years ended December 31, 1998, 1997 and 1996, were $91,259,000, $71,108,000 and $79,026,000, respectively.
  The Company's tax returns for 1997, 1996 and 1995 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

 Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1998     1997     1996
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $409,249 $416,910 $377,302
  Less: reinsurance recoverable                     104,741  102,161   80,333
                                                   -------- -------- --------
Net balance at January 1                            304,508  314,749  296,969
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,793  121,153  134,727
  Prior years                                        14,644    7,809    4,821
                                                   -------- -------- --------
Total incurred                                      107,437  128,962  139,548
                                                   -------- -------- --------
Paid related to:
  Current year                                       27,660   51,275   51,695
  Prior years                                        58,124   57,475   70,073
                                                   -------- -------- --------
Total paid                                           85,784  108,750  121,768
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --    30,453      --
                                                   -------- -------- --------
Net balance at December 31                          326,161  304,508  314,749
  Plus: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Balance at December 31                             $435,079 $409,249 $416,910
                                                   ======== ======== ========

  The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $14,644,000, $7,809,000 and $4,821,000 in 1998,
1997 and 1996, respectively. These amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
  The Company also has unfunded post retirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

                              Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1998      1997      1998      1997
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $151,509  $134,959  $ 24,467  $ 24,836
  Service cost                           8,402     6,847     1,375     1,047
  Interest cost                         10,436     9,956     1,713     1,872
  Amendments                                 6       --        --        (99)
  Actuarial gain                        16,298     3,816     4,542    (1,930)
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $181,439  $151,509  $ 31,236  $ 24,467
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $133,505  $118,963  $    --   $    --
  Actual return on plan assets          13,068    13,670       --        --
  Employer contribution                  5,349     4,940       861     1,259
  Benefits paid                         (5,212)   (4,069)     (861)   (1,259)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $146,710  $133,504  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(34,729) $(18,005) $(31,236) $(24,467)
  Unrecognized net actuarial loss
   (gain)                               12,283    (1,735)   (6,251)  (11,353)
  Unrecognized prior service cost
   (benefit)                             5,293     5,865    (2,986)   (3,499)
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(23,242) $(18,059) $(40,473) $(39,319)
  Intangible asset                       6,089     4,184       --        --
                                      --------  --------  --------  --------
    Net amount recognized             $(17,153) $(13,875) $(40,473) $(39,319)
                                      ========  ========  ========  ========

                                                  Pension      Other
                                                 Benefits    Benefits
                                                ----------- -----------
                                                1998  1997  1998  1997
                                                ----- ----- ----- -----
Weighted average assumptions as of December 31
  Discount rate                                 7.00% 7.48% 7.00% 7.50%
  Expected return on plan assets                8.27% 8.32%   --    --
  Rate of compensation increase                 5.32% 5.29%   --    --

 Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

  For measurement purposes, an 8 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate was assumed to decrease gradually to 5.5 percent for 2003 and remain at that level thereafter.

                                Pension Benefits          Other Benefits
                              -----------------------  ----------------------
                               1998     1997    1996    1998    1997    1996
                              -------  ------  ------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost                $ 8,402  $6,847  $6,315  $1,375  $1,047  $1,041
  Interest cost                10,436   9,956   8,852   1,713   1,872   2,074
  Expected return on plan as-
   sets                       (10,978) (9,859) (8,751)    --      --      --
  Amortization of prior serv-
   ice cost (benefits)            578     578     578    (513)   (510)   (501)
  Recognized net actuarial
   loss (gain)                    190      77      10    (559)   (480)   (177)
                              -------  ------  ------  ------  ------  ------
    Net periodic benefit cost $ 8,628  $7,599  $7,004  $2,016  $1,929  $2,437
                              =======  ======  ======  ======  ======  ======

  The projected benefit obligation, accumulated benefit obligation, and fair vale of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $39,470,000, $31,546,000 and $17,334,000 as of
December 31, 1998, respectively, and $32,622,000, $24,894,000 and $16,703,000 respectively, as of December 31, 1997.
  The assumptions presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post retirement benefit obligation as of December 31, 1998 by $5,875,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1998 by $788,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the post retirement benefit obligation as of December 31, 1998 by $4,618,000 and the estimated eligibility cost and interest cost components of net periodic post retirement benefit costs for 1998 by $598,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1998, 1997 and 1996 of $8,395,000, $7,173,000 and $6,092,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

                              Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1998      1997      1996
                     --------  --------  --------
                           (In thousands)
Direct premiums      $553,408  $595,686  $615,098
Reinsurance assumed    91,548    78,097    64,489
Reinsurance ceded     (67,263)  (58,530)  (67,228)
                     --------  --------  --------
  Net premiums       $577,693  $615,253  $612,359
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $54,174,000, $58,072,000 and $72,330,000 during 1998, 1997 and 1996, respectively.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
  The interest rates on the finance receivables outstanding as of December 31, 1998 and 1997, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1998 and 1997, approximate the fair value for those respective dates.
  The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1998 and 1997 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.
  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

 Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

  The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31 were as follows:

                                        1998                  1997
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,914,012 $4,914,012 $4,719,801 $4,719,801
  Held-to-maturity               1,086,548  1,161,784  1,088,312  1,158,227
Equity securities                  749,800    749,800    686,638    686,638
Mortgage loans:
  Commercial                       579,890    603,173    506,860    527,994
  Residential                      101,329    104,315    154,477    158,334
Policy loans                       226,409    226,409    213,488    213,488
Short-term investments             136,435    136,435    112,352    112,352
Cash                               175,660    175,660     96,179     96,179
Finance receivables, net           163,411    163,411    211,794    211,794
Venture capital                    160,958    164,332    115,856    122,742
Foreign currency exchange con-
 tract                               1,594      1,594      1,457      1,457
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,296,046 $8,400,925 $7,907,214 $8,009,006
                                ========== ========== ========== ==========

  The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1998                  1997
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $2,085,408 $2,075,738 $2,131,806 $2,112,301
Annuity certain contracts            57,528     60,766     55,431     57,017
Other fund deposits                 722,321    731,122    754,960    753,905
Guaranteed investment contracts         862        862      8,188      8,187
Supplementary contracts without
 life contingencies                  44,696     44,251     46,700     45,223
Notes payable                       267,000    272,834    298,000    302,000
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,177,815 $3,185,573 $3,295,085 $3,278,633
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1998 and 1997. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                              Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

  Notes payable as of December 31 were as follows:

                                                            1998     1997
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                      142,000  173,000
                                                          -------- --------
  Total notes payable                                     $267,000 $298,000
                                                          ======== ========

  At December 31, 1998, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1999, $49,000,000; 2000, $33,000,000;
2001, $26,000,000; 2002, $22,000,000; 2003, $12,000,000; thereafter
$125,000,000.
  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $44,070,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1998.
  Interest paid on debt for the years ended December 31, 1998, 1997 and 1996, was $25,008,000, $18,197,000 and $21,849,000, respectively.

(13) Other Comprehensive Income

Effective December 31, 1998, the Company adopted the provisions of SFAS No. 130, "Reporting Comprehensive Income." Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments. The components of comprehensive income, other than net income are illustrated below:

                                                     1998     1997      1996
                                                    -------  -------  --------
                                                         (In thousands)
Other comprehensive income, before tax:
  Foreign currency translation adjustment           $   --   $ 1,457  $    --
    Less: reclassification adjustment for gains in-
     cluded in net income                            (1,457)     --        --
                                                    -------  -------  --------
                                                     (1,457)   1,457       --
  Unrealized gains (loss) on securities             162,214  171,654   (18,746)
    Less: reclassification adjustment for gains in-
     cluded in net income                           (90,770) (96,476)  (51,234)
                                                    -------  -------  --------
                                                     71,444   75,178   (69,980)
  Income tax expense related to items of other com-
   prehensive income                                (23,045) (28,274)   25,040
                                                    -------  -------  --------
  Other comprehensive income, net of tax            $46,942  $48,361  $(44,940)
                                                    =======  =======  ========

(14) Stock Dividends

On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000 to be paid in 1999.
  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1997 statutory results, Minnesota Life Insurance Company could have paid $87,069,000 in dividends in 1998 without prior approval.

 Minnesota Life Insurance Company and Subsidiaries

(15) Year 2000 (Unaudited)

The Company's business units utilize products and systems in the normal course of business. Some of the Company's products and systems will have been replaced or modified in order to process dates including the year 2000 and beyond.
  The Company began preparing for the new millennium in the early 1980s by designing systems with the year 2000 in mind. The Company began a comprehensive Year 2000 project in 1995 to prepare all components of its business to function properly before, during and after the year 2000.
  The Company's goal is to have all computer systems and data prepared for the year 2000. While the Company has taken extensive steps to renovate, upgrade and replace applications, it is impossible to guarantee there will be no problems associated with the year 2000 date change. The Company is currently developing contingency and continuity plans to help minimize any impact of problems that do arise.

(16) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
  The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $41,010,000 as of December 31, 1998. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
  The Company has long-term commitments to fund venture capital and real estate investments totaling $165,191,000 as of December 31, 1998. The Company estimates that $60,000,000 of these commitments will be invested in 1999, with the remaining $105,191,000 invested over the next four years.
  As of December 31, 1998, the Company had committed to purchase bonds and mortgage loans totaling $198,907,000 but had not completed the purchase transactions.
  At December 31, 1998, the Company had guaranteed the payment of $75,100,000 in policyholders' dividends and discretionary amounts payable in 1999. The Company has pledged bonds, valued at $76,596,000 to secure this guarantee.
  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits.

                              Minnesota Life Insurance Company and Subsidiaries

(17) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1998        1997
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $  947,885  $  870,688
Adjustments:
  Deferred policy acquisition costs                      564,382     576,030
  Net unrealized investment gains                        281,226     213,026
  Statutory asset valuation reserve                      239,455     242,100
  Statutory interest maintenance reserve                  49,915      24,169
  Premiums and fees deferred or receivable               (73,312)    (74,025)
  Change in reserve basis                                117,806     101,415
  Separate accounts                                      (56,816)    (51,172)
  Unearned policy and contract fees                     (134,373)   (126,477)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (173,907)   (166,057)
  Non-admitted assets                                     36,764      32,611
  Policyholders' dividends                                60,648      60,036
  Other                                                  (12,397)    (40,659)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,722,276  $1,536,685
                                                      ==========  ==========

                                                As of December 31
                                            ----------------------------
                                              1998      1997      1996
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $104,609  $167,078  $115,797
Adjustments:
  Deferred policy acquisition costs           18,042    26,878    19,284
  Statutory interest maintenance reserve      25,746      (538)   (8,192)
  Premiums and fees deferred or receivable       708     2,175     1,587
  Change in reserve basis                      3,011     9,699    20,114
  Separate accounts                           (5,644)   (6,272)   (6,304)
  Unearned policy and contract fees           (7,896)  (12,825)   (2,530)
  Net deferred income taxes                   15,351     7,832      (744)
  Policyholders' dividends                     1,194     2,708       502
  Other                                        8,228    (6,839)   (8,996)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $163,349  $189,896  $130,518
                                            ========  ========  ========

 Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1998

                                                                   As Shown
                                                       Market   on the balance
Type of investment                         Cost(3)     Value       sheet(1)
------------------                        ---------- ---------- --------------
                                                     (In thousands)
Bonds:
  United States government and government
   agencies and authorities               $  195,650 $  212,838   $  212,838
  Foreign governments                            784        473          473
  Public utilities                           343,230    368,246      357,795
  Mortgage-backed securities               2,117,429  2,159,884    2,151,909
  All other corporate bonds                3,097,143  3,334,355    3,277,545
                                          ---------- ----------   ----------
      Total bonds                          5,754,236  6,075,796    6,000,560
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                          14,403     18,472       18,472
    Banks, trusts and insurance companies     42,538     43,615       43,615
    Industrial, miscellaneous and all
     other                                   495,635    659,177      659,177
  Nonredeemable preferred stocks              26,970     28,536       28,536
                                          ---------- ----------   ----------
      Total equity securities                579,546    749,800      749,800
                                          ---------- ----------   ----------
Mortgage loans on real estate                681,219     XXXXXX      681,219
Real estate (2)                               38,530     XXXXXX       38,530
Policy loans                                 226,409     XXXXXX      226,409
Other long-term investments                  261,625     XXXXXX      261,625
Short-term investments                       136,435     XXXXXX      136,435
                                          ---------- ----------   ----------
      Total                                1,344,218        --     1,344,218
                                          ---------- ----------   ----------
Total investments                         $7,678,000 $6,825,596   $8,094,578
                                          ========== ==========   ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $-0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

            Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III
                      Supplementary Insurance Information
                                 (In thousands)

                                    As of December 31                                     For the years ended December 31
                   --------------------------------------------------- -----------------------------------------------------------
                               Future policy                                                                Amortization
                    Deferred      benefits                Other policy                         Benefits,    of deferred
                     policy    losses, claims              claims and                Net     claims, losses    policy      Other
                   acquisition and settlement  Unearned     benefits    Premium   investment and settlement acquisition  operating
Segment               costs     expenses(1)   premiums(2)   payable    revenue(3)   income      expenses       costs     expenses
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ---------
                                                                         (In thousands)
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798     $615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
 health insurance     74,606        496,839      33,568      18,342      167,544     35,822      105,336        12,261     93,876
 Annuity              68,719      3,186,148          25         424       93,992    247,970      225,004        21,248    136,527
 Property and li-
 ability insur-
 ance                    --             480         556         --           662        986        2,848           --       1,187
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $564,382     $5,987,047    $180,191     $70,564     $878,054   $531,081     $835,955      $148,098   $573,670
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627     $576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
 health insurance     70,593        466,109      34,250      17,153      205,869     40,343       87,424         9,451    101,960
 Annuity              71,425      3,266,965         --        4,576       64,637    261,768      242,738        16,252    129,263
 Property and li-
 ability insur-
 ance                    --             280       1,116         --        40,316      4,395       33,773           --      13,146
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $576,030     $5,962,750    $202,070     $64,356     $887,290   $553,773     $840,682      $128,176   $590,307
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and li-
 ability insur-
 ance                    --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
                    Premiums
Segment            written(4)
-------            ----------
1998:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                   103
                   ----------
                    $   103
                   ==========
1997:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                43,376
                   ----------
                    $43,376
                   ==========
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and li-
 ability insur-
 ance                50,515
                   ----------
                    $50,515
                   ==========

-----
(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance

                       See independent auditors' report.

 Minnesota Life Insurance Company and Subsidiaries
                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                          Percentage
                                      Ceded to     Assumed                of amount
                                        other    from other      Net      assumed to
                        Gross amount  companies   companies     amount       net
                        ------------ ----------- ----------- ------------ ----------
                                               (In thousands)
1998:
 Life insurance in
  force                 $158,229,143 $18,656,917 $28,559,482 $168,131,708     17.0%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    338,909 $    30,532 $    71,198 $    379,575     18.8%
   Accident and health
    insurance                180,081      17,894       1,432      163,619      0.9%
   Annuity                    33,837          --          --       33,837       --
   Property and liabil-
    ity insurance                581      18,837      18,918          662   2857.7%
                        ------------ ----------- ----------- ------------
     Total premiums     $    553,408 $    67,263 $    91,548 $    577,693     15.8%
                        ============ =========== =========== ============
1997:
 Life insurance in
  force                 $122,120,394 $14,813,351 $25,566,734 $132,873,777     19.2%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    340,984 $    30,547 $    63,815 $    374,252     17.1%
   Accident and health
    insurance                175,647      16,332       1,310      160,625      0.8%
   Annuity                    40,060          --          --       40,060       --
   Property and liabil-
    ity insurance             38,995      11,651      12,972       40,316     32.2%
                        ------------ ----------- ----------- ------------
     Total premiums     $    595,686 $    58,530 $    78,097 $    615,253     12.7%
                        ============ =========== =========== ============
1996:
 Life insurance in
  force                 $116,445,975 $15,164,764 $22,957,287 $124,238,498     18.5%
                        ============ =========== =========== ============
 Premiums:
   Life insurance       $    347,056 $    45,988 $    63,044 $    364,112     17.3%
   Accident and health
    insurance                174,219      15,511       1,389      160,097      0.9%
   Annuity                    38,041          --          --       38,041       --
   Property and liabil-
    ity insurance             55,782       5,729          56       50,109      0.1%
                        ------------ ----------- ----------- ------------
     Total premiums     $    615,098 $    67,228 $    64,489 $    612,359     10.5%
                        ============ =========== =========== ============

                       See independent auditors' report.

                                   APPENDIX A

CALCULATION OF ACCUMULATION UNIT VALUES

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Variable Fund D Growth Sub-Account on the immediately preceding valuation period was $6.499041. Assume the following about the Series Fund Growth Portfolio: (a) the net asset value per share of the Growth Portfolio was $1.394438 at the end of the current valuation period; (2) the Growth Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Growth Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.0033086 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Growth Sub-Account expenses from the gross investment rate. Total Growth Sub-Account expenses of
 .0000162 is equal to .0000315 for mortality and risk expense (the daily equivalent of .795% assuming 252 valuation dates per year) less .0000093 for the investment management fee reimbursement (the daily equivalent of .235% assuming 252 valuation dates per year) less .0000060 for the other expense reimbursement (the daily equivalent of .150% assuming 252 valuation dates per year). The net investment rate equals 1.0032924 (1.0033086 minus .0000162).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($6.499041) multiplied by the net investment factor for the current valuation period (1.003294), which produces $6.520438.

CALCULATION OF ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENT

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than ten years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696.

Multiplying this ratio by .997137 to neutralize the assumed investment rate of 3.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005808. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.106390.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.106390), which produces a second monthly annuity payment of $227.99.

                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Variable Fund D:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Segregated Sub-Accounts of Variable Fund D (the Account), formerly Minnesota Mutual Variable Fund D, as of December 31, 1998 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for periods presented in footnote (7). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998 were verified by examination of the underlying portfolios of Advantus Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Segregated Sub-Accounts of Variable Fund D at December 31, 1998 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP



Minneapolis, Minnesota
February 26, 1999


                                                            VARIABLE FUND D
                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                           DECEMBER 31, 1998

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------------
                                                                                                                         MONEY
                                         ASSETS                                        GROWTH            BOND            MARKET
                                         ------
                                                                                    --------------   --------------  ---------------
Investments in shares of Advantus Series Fund, Inc.:
    Growth Portfolio, 35,506,082 shares at net asset value of $2.74 per share
        (cost $63,748,416) ......................................................  $   97,212,066          -                -
    Bond Portfolio, 313,546 shares at net asset value of $1.31 per share
        (cost $405,836) .........................................................         -                410,056          -
    Money Market Portfolio, 377,567 shares at net asset value of $1.00 per
        share (cost $377,567) ...................................................         -                -                377,567
    Asset Allocation Portfolio, 3,154,258 shares at net asset value of $2.28 per
        share (cost $5,279,973) .................................................         -                -                -
    Mortgage Securities Portfolio, 129,721 shares at net asset value of $1.22
        per share (cost $153,771) ...............................................         -                -                -
    Index 500 Portfolio, 1,081,332 shares at net asset value of $3.91 per share
        (cost $2,770,076) .......................................................         -                -                -
    Small Company Portfolio, 209,646 shares at net asset value of $1.68
        per share (cost $328,919) ...............................................         -                -                -
                                                                                    --------------   --------------  ---------------

                                                                                       97,212,066          410,056          377,567

Receivable from Advantus Series Fund, Inc. for investments sold .................         135,124                9                8
Receivable from Minnesota Life for contract purchase payments ...................           2,358          -                     43
                                                                                    --------------   --------------  ---------------

            Total assets ........................................................      97,349,548          410,065          377,618
                                                                                    --------------   --------------  ---------------

                                      LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased .................           2,358          -                     43
Payable to Minnesota Life for contract terminations
    and mortality and expense charges ...........................................         135,124                9                8
                                                                                    --------------   --------------  ---------------

            Total liabilities ...................................................         137,482                9               51
                                                                                    --------------   --------------  ---------------

            Net assets applicable to annuity contract owners .................... $    97,212,066          410,056          377,567
                                                                                    --------------   --------------  ---------------
                                                                                    --------------   --------------  ---------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 3,881,390 for Growth; 222,720 for Bond; 279,497 for Money Market; 2,377,329 for Asset
    Allocation; 89,045 for Mortgage Securities; 949,618 for Index 500
    and 177,501 for Small Company ............................................... $    95,620,265          410,056          377,567
Contracts in annuity payment period (note 2) ....................................       1,591,801          -               -
                                                                                    --------------   --------------  ---------------

            Total contract owners' equity ....................................... $    97,212,066          410,056          377,567
                                                                                    --------------   --------------  ---------------
                                                                                    --------------   --------------  ---------------

NET ASSET VALUE PER ACCUMULATION UNIT ........................................... $         24.63             1.84             1.35
                                                                                    --------------   --------------  ---------------
                                                                                    --------------   --------------  ---------------


                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------
                                                                                        ASSET          MORTGAGE
                                         ASSETS                                      ALLOCATION       SECURITIES
                                         ------
                                                                                    --------------   --------------
Investments in shares of Advantus Series Fund, Inc.:
    Growth Portfolio, 35,506,082 shares at net asset value of $2.74 per share
        (cost $63,748,416) ......................................................         -                -
    Bond Portfolio, 313,546 shares at net asset value of $1.31 per share
        (cost $405,836) .........................................................         -                -
    Money Market Portfolio, 377,567 shares at net asset value of $1.00 per
        share (cost $377,567) ...................................................         -                -
    Asset Allocation Portfolio, 3,154,258 shares at net asset value of $2.28 per
        share (cost $5,279,973) .................................................       7,188,101          -
    Mortgage Securities Portfolio, 129,721 shares at net asset value of $1.22
        per share (cost $153,771) ...............................................         -                157,962
    Index 500 Portfolio, 1,081,332 shares at net asset value of $3.91 per share
        (cost $2,770,076) .......................................................         -                -
    Small Company Portfolio, 209,646 shares at net asset value of $1.68
        per share (cost $328,919) ...............................................         -                -
                                                                                    --------------   --------------

                                                                                        7,188,101          157,962

Receivable from Advantus Series Fund, Inc. for investments sold .................             160                4
Receivable from Minnesota Life for contract purchase payments ...................           1,331          -
                                                                                    --------------   --------------

            Total assets ........................................................       7,189,592          157,966
                                                                                    --------------   --------------

                                      LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased .................           1,331          -
Payable to Minnesota Life for contract terminations
    and mortality and expense charges ...........................................             160                4
                                                                                    --------------   --------------

            Total liabilities ...................................................           1,491                4
                                                                                    --------------   --------------

            Net assets applicable to annuity contract owners ....................       7,188,101          157,962
                                                                                    --------------   --------------
                                                                                    --------------   --------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 3,881,390 for Growth; 222,720 for Bond; 279,497 for Money Market; 2,377,329 for Asset
    Allocation; 89,045 for Mortgage Securities; 949,618 for Index 500
    and 177,501 for Small Company ...............................................       7,083,818          157,962
Contracts in annuity payment period (note 2) ....................................         104,283          -
                                                                                    --------------   --------------

            Total contract owners' equity .......................................       7,188,101          157,962
                                                                                    --------------   --------------
                                                                                    --------------   --------------

NET ASSET VALUE PER ACCUMULATION UNIT ...........................................            2.98             1.77
                                                                                    --------------   --------------
                                                                                    --------------   --------------



                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------
                                                                                       INDEX           SMALL
                                         ASSETS                                         500           COMPANY
                                         ------
                                                                                   --------------  ---------------
Investments in shares of Advantus Series Fund, Inc.:
    Growth Portfolio, 35,506,082 shares at net asset value of $2.74 per share
        (cost $63,748,416) ......................................................        -                -
    Bond Portfolio, 313,546 shares at net asset value of $1.31 per share
        (cost $405,836) .........................................................        -                -
    Money Market Portfolio, 377,567 shares at net asset value of $1.00 per
        share (cost $377,567) ...................................................        -                -
    Asset Allocation Portfolio, 3,154,258 shares at net asset value of $2.28 per
        share (cost $5,279,973) .................................................        -                -
    Mortgage Securities Portfolio, 129,721 shares at net asset value of $1.22
        per share (cost $153,771) ...............................................        -                -
    Index 500 Portfolio, 1,081,332 shares at net asset value of $3.91 per share
        (cost $2,770,076) .......................................................      4,227,927          -
    Small Company Portfolio, 209,646 shares at net asset value of $1.68
        per share (cost $328,919) ...............................................        -                351,218
                                                                                   --------------  ---------------

                                                                                       4,227,927          351,218

Receivable from Advantus Series Fund, Inc. for investments sold .................            111                4
Receivable from Minnesota Life for contract purchase payments ...................        -               -
                                                                                   --------------  ---------------

            Total assets ........................................................      4,228,038          351,222
                                                                                   --------------  ---------------

                                      LIABILITIES

Payable to Advantus Series Fund, Inc. for investments purchased .................        -               -
Payable to Minnesota Life for contract terminations
    and mortality and expense charges ...........................................            111                4
                                                                                   --------------  ---------------

            Total liabilities ...................................................            111                4
                                                                                   --------------  ---------------

            Net assets applicable to annuity contract owners ....................      4,227,927          351,218
                                                                                   --------------  ---------------
                                                                                   --------------  ---------------

                                CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 3,881,390 for Growth; 222,720 for Bond; 279,497 for Money Market; 2,377,329 for Asset
    Allocation; 89,045 for Mortgage Securities; 949,618 for Index 500
    and 177,501 for Small Company ...............................................      4,118,978          312,385
Contracts in annuity payment period (note 2) ....................................        108,949           38,833
                                                                                   --------------  ---------------

            Total contract owners' equity .......................................      4,227,927          351,218
                                                                                   --------------  ---------------
                                                                                   --------------  ---------------

NET ASSET VALUE PER ACCUMULATION UNIT ...........................................           4.34             1.76
                                                                                   --------------  ---------------
                                                                                   --------------  ---------------


See accompanying notes to financial statements.


                                                            VARIABLE FUND D
                                                       STATEMENTS OF OPERATIONS
                                                     YEAR ENDED DECEMBER 31, 1998

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------------
                                                                                                                         MONEY
                                                                                       GROWTH            BOND            MARKET
                                                                                    --------------   --------------  ---------------
Investment income (loss):
    Investment income distributions from underlying mutual fund (note 5) ........ $       794,482           25,999           21,478
    Reimbursement from Minnesota Mutual for excess expense charges (note 4) .....         235,042            1,101            1,034
    Mortality and expense charges (note 3) ......................................        (683,906)          (3,725)          (2,916)
                                                                                    --------------   --------------  ---------------

        Investment income (loss) - net ..........................................         345,618           23,375           19,596
                                                                                    --------------   --------------  ---------------


Realized and unrealized gains on investments - net:
    Realized gain distributions from underlying mutual fund (note 5) ............      12,635,685            5,477         -
                                                                                    --------------   --------------  ---------------

    Realized gains on sales of investments:
        Proceeds from sales .....................................................      10,087,211          841,674          687,476
        Cost of investments sold ................................................      (7,550,878)        (830,555)        (687,476)
                                                                                    --------------   --------------  ---------------

                                                                                        2,536,333           11,119          -
                                                                                    --------------   --------------  ---------------

        Net realized gains (losses) on investments ..............................      15,172,018           16,596          -
                                                                                    --------------   --------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments .......................................................      10,064,337          (14,719)         -
                                                                                    --------------   --------------  ---------------

        Net gains (losses) on investments .......................................      25,236,355            1,877          -
                                                                                    --------------   --------------  ---------------

Net increase in net assets resulting from operations ............................ $    25,581,973           25,252           19,596
                                                                                    --------------   --------------  ---------------
                                                                                    --------------   --------------  ---------------


                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                    -------------------------------
                                                                                        ASSET          MORTGAGE
                                                                                     ALLOCATION       SECURITIES
                                                                                    --------------   --------------
Investment income (loss):
    Investment income distributions from underlying mutual fund (note 5) ........         166,867           12,184
    Reimbursement from Minnesota Mutual for excess expense charges (note 4) .....          15,212              511
    Mortality and expense charges (note 3) ......................................         (51,463)          (1,729)
                                                                                    --------------   --------------

        Investment income (loss) - net ..........................................         130,616           10,966
                                                                                    --------------   --------------


Realized and unrealized gains on investments - net:
    Realized gain distributions from underlying mutual fund (note 5) ............         424,051          -
                                                                                    --------------   --------------

    Realized gains on sales of investments:
        Proceeds from sales .....................................................         901,139          384,197
        Cost of investments sold ................................................        (725,277)        (384,016)
                                                                                    --------------   --------------

                                                                                          175,862              181
                                                                                    --------------   --------------

        Net realized gains (losses) on investments ..............................         599,913              181
                                                                                    --------------   --------------


        Net change in unrealized appreciation or depreciation
           of investments .......................................................         640,456             (242)
                                                                                    --------------   --------------

        Net gains (losses) on investments .......................................       1,240,369              (61)
                                                                                    --------------   --------------

Net increase in net assets resulting from operations ............................       1,370,985           10,905
                                                                                    --------------   --------------
                                                                                    --------------   --------------




                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                                   ------------------------------
                                                                                       INDEX           SMALL
                                                                                        500           COMPANY
                                                                                   --------------  ---------------
Investment income (loss):
    Investment income distributions from underlying mutual fund (note 5) ........         31,990         -
    Reimbursement from Minnesota Mutual for excess expense charges (note 4) .....          5,059              987
    Mortality and expense charges (note 3) ......................................        (29,791)          (1,619)
                                                                                   --------------  ---------------

        Investment income (loss) - net ..........................................          7,258             (632)
                                                                                   --------------  ---------------


Realized and unrealized gains on investments - net:
    Realized gain distributions from underlying mutual fund (note 5) ............         20,052         -
                                                                                   --------------  ---------------

    Realized gains on sales of investments:
        Proceeds from sales .....................................................      1,924,617          208,450
        Cost of investments sold ................................................     (1,306,692)        (218,523)
                                                                                   --------------  ---------------

                                                                                         617,925          (10,073)
                                                                                   --------------  ---------------

        Net realized gains (losses) on investments ..............................        637,977          (10,073)
                                                                                   --------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments .......................................................        256,388           29,117
                                                                                   --------------  ---------------

        Net gains (losses) on investments .......................................        894,365           19,044
                                                                                   --------------  ---------------

Net increase in net assets resulting from operations ............................        901,623           18,412
                                                                                   --------------  ---------------
                                                                                   --------------  ---------------


See accompanying notes to financial statements.



                                                            VARIABLE FUND D
                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                      YEAR ENDED DECEMBER 31, 1998

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------------
                                                                                                                          MONEY
                                                                                       GROWTH            BOND            MARKET
                                                                                    --------------   --------------  ---------------
Operations:
  Investment income (loss) - net ................................................ $       345,618           23,375           19,596
  Net realized gains (losses) on investments ....................................      15,172,018           16,596          -
  Net change in unrealized appreciation or depreciation  of investments .........      10,064,337          (14,719)         -
                                                                                    --------------   --------------  ---------------

Net increase in net assets resulting from operations ............................      25,581,973           25,252           19,596
                                                                                    --------------   --------------  ---------------

Contract transactions (notes 2, 3, 5 and 6):
  Contract purchase payments ....................................................       2,304,654          776,403          643,001
  Contract terminations and withdrawal payments .................................      (9,456,895)        (839,050)        (685,594)
  Actuarial adjustments for mortality experience on annuities in payment period .           7,871          -               -
  Annuity benefit payments ......................................................        (189,323)         -               -
                                                                                    --------------   --------------  ---------------

Increase (decrease) in net assets from contract transactions ....................      (7,333,693)         (62,647)         (42,593)
                                                                                    --------------   --------------  ---------------

Increase (decrease) in net assets ...............................................      18,248,280          (37,395)         (22,997)

Net assets at the beginning of year .............................................      78,963,786          447,451          400,564
                                                                                    --------------   --------------  ---------------

Net assets at the end of year ................................................... $    97,212,066          410,056          377,567
                                                                                    --------------   --------------  ---------------
                                                                                    --------------   --------------  ---------------



                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                  ----------------------------------
                                                                                       ASSET          MORTGAGE
                                                                                    ALLOCATION       SECURITIES
                                                                                   --------------   --------------

Operations:
  Investment income (loss) - net ................................................        130,616           10,966
  Net realized gains (losses) on investments ....................................        599,913              181
  Net change in unrealized appreciation or depreciation  of investments .........        640,456             (242)
                                                                                   --------------   --------------

Net increase in net assets resulting from operations ............................      1,370,985           10,905
                                                                                   --------------   --------------

Contract transactions (notes 2, 3, 5 and 6):
  Contract purchase payments ....................................................        466,292          311,440
  Contract terminations and withdrawal payments .................................       (861,749)        (382,978)
  Actuarial adjustments for mortality experience on annuities in payment period .         (1,265)         -
  Annuity benefit payments ......................................................         (1,875)         -
                                                                                   --------------   --------------

Increase (decrease) in net assets from contract transactions ....................       (398,597)         (71,538)
                                                                                   --------------   --------------

Increase (decrease) in net assets ...............................................        972,388          (60,633)

Net assets at the beginning of year .............................................      6,215,713          218,595
                                                                                   --------------   --------------

Net assets at the end of year ...................................................      7,188,101          157,962
                                                                                   --------------   --------------
                                                                                   --------------   --------------





                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                                    -------------------------------
                                                                                        INDEX           SMALL
                                                                                         500           COMPANY
                                                                                    --------------  ---------------

Operations:
  Investment income (loss) - net ................................................           7,258             (632)
  Net realized gains (losses) on investments ....................................         637,977          (10,073)
  Net change in unrealized appreciation or depreciation  of investments .........         256,388           29,117
                                                                                    --------------  ---------------

Net increase in net assets resulting from operations ............................         901,623           18,412
                                                                                    --------------  ---------------

Contract transactions (notes 2, 3, 5 and 6):
  Contract purchase payments ....................................................       1,765,982          348,911
  Contract terminations and withdrawal payments .................................      (1,896,668)        (206,762)
  Actuarial adjustments for mortality experience on annuities in payment period .          (1,283)            (425)
  Annuity benefit payments ......................................................          (1,935)            (632)
                                                                                    --------------  ---------------

Increase (decrease) in net assets from contract transactions ....................        (133,904)         141,092
                                                                                    --------------  ---------------

Increase (decrease) in net assets ...............................................         767,719          159,504

Net assets at the beginning of year .............................................       3,460,208          191,714
                                                                                    --------------  ---------------

Net assets at the end of year ...................................................       4,227,927          351,218
                                                                                    --------------  ---------------
                                                                                    --------------  ---------------

See accompanying notes to financial statements.



                                                           VARIABLE FUND D
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                     YEAR ENDED DECEMBER 31, 1997

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------------
                                                                                                                          MONEY
                                                                                       GROWTH            BOND            MARKET
                                                                                    --------------   --------------  ---------------
Operations:
  Investment income (loss) - net ................................................ $       237,388           24,320           23,350
  Net realized gains on investments .............................................      17,586,065              198          -
  Net change in unrealized appreciation or depreciation  of investments .........       2,620,465           14,043          -
                                                                                    --------------   --------------  ---------------

Net increase in net assets resulting from operations ............................      20,443,918           38,561           23,350
                                                                                    --------------   --------------  ---------------

Contract transactions (notes 2, 3, 5 and 6):
  Contract purchase payments ....................................................       1,815,383           65,412          259,039
  Contract terminations and withdrawal payments .................................      (8,614,392)        (133,008)        (371,477)
  Actuarial adjustments for mortality experience on annuities in payment period .          53,059          -               -
  Annuity benefit payments ......................................................        (151,332)         -               -
                                                                                    --------------   --------------  ---------------

Increase (decrease) in net assets from contract transactions ....................      (6,897,282)         (67,596)        (112,438)
                                                                                    --------------   --------------  ---------------

Increase (decrease) in net assets ...............................................      13,546,636          (29,035)         (89,088)

Net assets at the beginning of year .............................................      65,417,150          476,486          489,652
                                                                                    --------------   --------------  ---------------

Net assets at the end of year ................................................... $    78,963,786          447,451          400,564
                                                                                    --------------   --------------  ---------------
                                                                                    --------------   --------------  ---------------


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                                  -----------------------------------
                                                                                        ASSET          MORTGAGE
                                                                                     ALLOCATION       SECURITIES
                                                                                    --------------   --------------

Operations:
  Investment income (loss) - net ................................................         122,038           20,239
  Net realized gains on investments .............................................         459,134            4,583
  Net change in unrealized appreciation or depreciation  of investments .........         421,677           (2,806)
                                                                                    --------------   --------------

Net increase in net assets resulting from operations ............................       1,002,849           22,016
                                                                                    --------------   --------------

Contract transactions (notes 2, 3, 5 and 6):
  Contract purchase payments ....................................................         278,770        1,026,507
  Contract terminations and withdrawal payments .................................        (811,388)      (1,099,813)
  Actuarial adjustments for mortality experience on annuities in payment period .         -                -
  Annuity benefit payments ......................................................         -                -
                                                                                    --------------   --------------

Increase (decrease) in net assets from contract transactions ....................        (532,618)         (73,306)
                                                                                    --------------   --------------

Increase (decrease) in net assets ...............................................         470,231          (51,290)

Net assets at the beginning of year .............................................       5,745,482          269,885
                                                                                    --------------   --------------

Net assets at the end of year ...................................................       6,215,713          218,595
                                                                                    --------------   --------------
                                                                                    --------------   --------------




                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------
                                                                                       INDEX           SMALL
                                                                                        500           COMPANY
                                                                                   --------------  ---------------
Operations:
  Investment income (loss) - net ................................................         12,756             (654)
  Net realized gains on investments .............................................        205,976            9,474
  Net change in unrealized appreciation or depreciation  of investments .........        557,625            2,096
                                                                                   --------------  ---------------

Net increase in net assets resulting from operations ............................        776,357           10,916
                                                                                   --------------  ---------------

Contract transactions (notes 2, 3, 5 and 6):
  Contract purchase payments ....................................................        765,938        1,179,678
  Contract terminations and withdrawal payments .................................       (480,761)      (1,184,401)
  Actuarial adjustments for mortality experience on annuities in payment period .        -               -
  Annuity benefit payments ......................................................        -               -
                                                                                   --------------  ---------------

Increase (decrease) in net assets from contract transactions ....................        285,177           (4,723)
                                                                                   --------------  ---------------

Increase (decrease) in net assets ...............................................      1,061,534            6,193

Net assets at the beginning of year .............................................      2,398,674          185,521
                                                                                   --------------  ---------------

Net assets at the end of year ...................................................      3,460,208          191,714
                                                                                   --------------  ---------------
                                                                                   --------------  ---------------

See accompanying notes to financial statements.

                                VARIABLE FUND D

                         NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     Variable Fund D (the Account), formerly Minnesota Mutual Variable D Fund, is organized as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended).

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity payments to one or more of the seven segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc., (the
     Fund) organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Portfolios of the Fund, respectively.

     Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc., a wholly owned subsidiary of Minnesota Life, acts as the investment adviser for the Fund. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN ADVANTUS SERIES FUND, INC.

     Investments in shares of the Fund portfolios are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the Fund and are recorded by the sub-accounts on the ex-dividend date.

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Fund.

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for contracts currently payable using the Progressive Annuity Mortality Table and an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

                                VARIABLE FUND D


(3)  MORTALITY AND EXPENSE AND SALES AND ADMINISTRATIVE SERVICE CHARGES

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .795 percent of the average daily net assets of the Account.

     Sales and administrative service charges, depending upon the type of contract, may be deducted from the contract owner's contract purchase payment or contract withdrawal. Total sales and administrative charges deducted from contract purchase payments or contract withdrawal proceeds for the years ended December 31, 1998 and 1997 amounted to $2,249 and $3,936, respectively.

(4)  REIMBURSEMENT FROM MINNESOTA MUTUAL FOR EXCESS EXPENSES

     Effective October 26, 1990, the contract owners of the Account voted to reorganize as a unit investment trust under the Investment Company Act of 1940 (as amended). Prior to the reorganization, the Account invested directly in a diversified portfolio of equity securities. The Account has seven segregated sub-accounts to which contract owners may allocate their payments.

     Under the Plan of Reorganization, Minnesota Life agreed to reimburse the Account for any increase in expenses paid by the Account as a result of the reorganization. Prior to the reorganization, the Account was charged an investment advisory fee equal, on an annual basis, to .265 percent of the average daily net assets. After the reorganization, the Account no longer pays an investment advisory fee since it no longer invests directly in a portfolio of securities. However, contract values that are allocated to the segregated sub-accounts after the reorganization are invested in Fund portfolios that pay investment advisory fees as well as other operating expenses. Investment advisory fees are based on the average daily net assets of the Fund portfolios at the annual rate of .50 percent for the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios, .40 percent for the Index 500 Portfolio and .75 percent for the Small Company Portfolio.

     In calculating the accumulation unit value for the Growth segregated sub-account, Minnesota Life has agreed to make an adjustment that will have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee and the operating expenses incurred by the Growth Portfolio over the .265 percent investment advisory paid prior to the reorganization. In calculating the accumulation unit value for the segregated sub-accounts other than Growth, Minnesota Life will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Fund over the .265 percent investment management fee paid prior to the reorganization.
     No adjustment will be made for the additional operating expenses charged to those portfolios. However, in the past ten years Minnesota Life has voluntarily absorbed other operating expenses that exceed .15 percent on an annual basis for each Fund portfolio.

(5)  INVESTMENT TRANSACTIONS

     The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1998:

     Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . . . $15,734,820
     Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . 807,879
     Money Market Portfolio. . . . . . . . . . . . . . . . . . . . . . . 664,478
     Asset Allocation Portfolio. . . . . . . . . . . . . . . . . . . . 1,057,209
     Mortgage Securities Portfolio . . . . . . . . . . . . . . . . . . . 323,625
     Index 500 Portfolio . . . . . . . . . . . . . . . . . . . . . . . 1,818,024
     Small Company Portfolio . . . . . . . . . . . . . . . . . . . . . . 348,911

                                      VARIABLE FUND D


(6)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

        Transactions in units for each segregated sub-account for the years ended December 31, 1998 and 1997 were as follows:


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                         -------------------------------------------------------
                                                                                                                     MONEY
                                                                              GROWTH              BOND              MARKET
                                                                         -----------------  -----------------  -----------------
        Units outstanding at December 31, 1996 .......................          4,666,243            296,978            395,596
             Contract purchase payments ..............................             95,686             40,473            205,629
             Deductions for contract terminations and
               withdrawal payments ...................................           (532,690)           (80,823)          (291,679)
                                                                         -----------------  -----------------  -----------------

        Units outstanding at December 31, 1997 .......................          4,229,239            256,628            309,546
             Contract purchase payments ..............................            102,498            432,492            489,578
             Deductions for contract terminations and
               withdrawal payments ...................................           (450,347)          (466,400)          (519,627)
                                                                         -----------------  -----------------  -----------------

        Units outstanding at December 31, 1998 .......................          3,881,390            222,720            279,497
                                                                         -----------------  -----------------  -----------------
                                                                         -----------------  -----------------  -----------------


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                         -----------------------------------------------------------------------
                                                              ASSET            MORTGAGE          INDEX              SMALL
                                                            ALLOCATION        SECURITIES          500              COMPANY
                                                         -----------------   ---------------  ---------------  -----------------

        Units outstanding at December 31, 1996 .........        2,804,901           175,022          923,905            114,187
             Contract purchase payments ................          125,134           640,313          246,454            695,847
             Deductions for contract terminations and
               withdrawal payments .....................         (365,212)         (684,762)        (157,951)          (700,073)
                                                         -----------------   ---------------  ---------------  -----------------


        Units outstanding at December 31, 1997 .........        2,564,823           130,573        1,012,408            109,961
             Contract purchase payments ................          179,041           183,321          442,749            199,852
             Deductions for contract terminations and
               withdrawal payments .....................         (366,535)         (224,849)        (505,539)          (132,312)
                                                         -----------------   ---------------  ---------------  -----------------

        Units outstanding at December 31, 1998 .........        2,377,329            89,045          949,618            177,501
                                                         -----------------   ---------------  ---------------  -----------------
                                                         -----------------   ---------------  ---------------  -----------------

                                 VARIABLE FUND D


(7)    FINANCIAL HIGHLIGHTS

       The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

       GROWTH

                                                                                           YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------------
                                                                       1998           1997          1996        1995         1994
                                                                    -----------    ----------    ---------   ----------   ----------

       Unit value, beginning of year .............................. $   18.38          13.84         11.88        9.60         9.57
                                                                    -----------    ----------    ---------   ----------   ----------
       Income from investment operations:

           Net investment income ..................................       .08            .05           .05         .05          .05
           Net gains or losses on securities
              (both realized and unrealized) ......................      6.17           4.49          1.91        2.23         (.02)
                                                                    -----------    ----------    ---------   ----------   ----------
              Total from investment operations ....................      6.25           4.54          1.96        2.28         0.03
                                                                    -----------    ----------    ---------   ----------   ----------
       Unit value, end of year ....................................  $  24.63          18.38         13.84       11.88        9.60
                                                                    -----------    ----------    ---------   ----------   ----------
                                                                    -----------    ----------    ---------   ----------   ----------

                                 VARIABLE FUND D

       BOND

                                                                                           YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------------------------
                                                                       1998        1997           1996         1995       1994
                                                                    -----------   ---------    ----------   ----------   ----------
       Unit value, beginning of year .............................. $    1.75        1.60           1.57         1.32       1.39
                                                                    -----------   ---------    ----------   ----------   ----------
       Income (loss) from investment operations:

           Net investment income ..................................       .09         .09            .07          .04        .05
           Net gains or losses on securities
              (both realized and unrealized) ......................         -         .06           (.04)         .21       (.12)
                                                                    -----------   ---------    ----------   ----------   ----------
              Total from investment operations ....................       .09         .15            .03          .25       (.07)
                                                                    -----------   ---------    ----------   ----------   ----------
       Unit value, end of year .................................... $    1.84        1.75           1.60         1.57       1.32
                                                                    -----------   ---------    ----------   ----------   ----------
                                                                    -----------   ---------    ----------   ----------   ----------

                                 VARIABLE FUND D

       MONEY MARKET

                                                                                           YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------------------
                                                                       1998         1997         1996        1995           1994
                                                                    -----------   ---------   ----------  -----------   ----------
       Unit value, beginning of year .............................. $    1.29       1.24         1.19         1.13           1.10
                                                                    -----------   ---------   ----------  -----------   ----------
       Income from investment operations:

           Net investment income ..................................       .06        .05          .05          .06            .03
                                                                    -----------   ---------   ----------  -----------   ----------
              Total from investment operations ....................       .06        .05          .05          .06            .03
                                                                    -----------   ---------   ----------  -----------   ----------
       Unit value, end of year ....................................  $   1.35       1.29         1.24         1.19           1.13
                                                                    -----------   ---------   ----------  -----------   ----------
                                                                    -----------   ---------   ----------  -----------   ----------

                                 VARIABLE FUND D

       ASSET ALLOCATION

                                                                                           YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------------------------
                                                                       1998         1997         1996          1995        1994
                                                                    ----------   ----------    ----------   ----------   ----------
       Unit value, beginning of year .............................. $    2.42        2.05         1.83           1.47       1.50
                                                                    ----------   ----------    ----------   ----------   ----------
       Income (loss) from investment operations:

           Net investment income ..................................       .05         .04          .05            .04        .02
           Net gains or losses on securities
              (both realized and unrealized) ......................       .51         .33          .17            .32       (.05)
                                                                    ----------   ----------    ----------   ----------   ----------
              Total from investment operations ....................       .56         .37          .22            .36       (.03)
                                                                    ----------   ----------    ----------   ----------   ----------
       Unit value, end of year .................................... $    2.98        2.42         2.05           1.83       1.47
                                                                    ----------   ----------    ----------   ----------   ----------
                                                                    ----------   ----------    ----------   ----------   ----------

                                 VARIABLE FUND D

       MORTGAGE SECURITIES

                                                                                           YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------------------------
                                                                       1998        1997         1996         1995          1994
                                                                    -----------   ---------   ---------   -----------   -----------
       Unit value, beginning of year .............................. $    1.67        1.54        1.47         1.26          1.31
                                                                    -----------   ---------   ---------   -----------   -----------
       Income (loss) from investment operations:

           Net investment income ..................................       .09         .12         .06          .10           .06
           Net gains or losses on securities
              (both realized and unrealized) ......................       .01         .01         .01          .11          (.11)
                                                                    -----------   ---------   ---------   -----------   -----------
              Total from investment operations ....................       .10         .13         .07          .21          (.05)
                                                                    -----------   ---------   ---------   -----------   -----------
       Unit value, end of year .................................... $    1.77        1.67        1.54         1.47          1.26
                                                                    -----------   ---------   ---------   -----------   -----------
                                                                    -----------   ---------   ---------   -----------   -----------

                                 VARIABLE FUND D

       INDEX 500

                                                                                           YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------------------------
                                                                        1998         1997         1996         1995          1994
                                                                    -----------    ---------   ----------   -----------   ---------
       Unit value, beginning of year .............................. $    3.41        2.60         2.15          1.58          1.57
                                                                    -----------    ---------   ----------   -----------   ---------
       Income from investment operations:

           Net investment income ..................................       .01         .01          .02           .02           .01
           Net gains on securities
              (both realized and unrealized) ......................       .92         .80          .43           .55             -
                                                                    -----------    ---------   ----------   -----------   ---------
              Total from investment operations ....................       .93         .81          .45           .57           .01
                                                                    -----------    ---------   ----------   -----------   ---------
       Unit value, end of year .................................... $    4.34        3.41         2.60          2.15          1.58
                                                                    -----------    ---------   ----------   -----------   ---------
                                                                    -----------    ---------   ----------   -----------   ----------

                                 VARIABLE FUND D

       SMALL COMPANY

                                                                                           YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------------------
                                                                       1998         1997         1996          1995        1994
                                                                    ----------   ---------    -----------   ---------   ----------
       Unit value, beginning of period ...........................  $   1.74         1.62         1.54         1.17        1.11
                                                                    ----------   ---------    -----------   ---------   ----------
       Income from investment operations:

           Net investment loss . .................................      (.01)        (.01)        (.01)        (.01)          -
           Net gains on securities (both
              realized and unrealized) ...........................       .03          .13          .09          .38         .06
                                                                    ----------   ---------    -----------   ---------   ----------
              Total from investment operations ...................       .02          .12          .08          .37         .06
                                                                    ----------   ---------    -----------   ---------   ----------
       Unit value, end of period .................................  $   1.76         1.74         1.62         1.54        1.17
                                                                    ----------   ---------    -----------   ---------   ----------
                                                                    ----------   ---------    -----------   ---------   ----------

                                    PART C

                               OTHER INFORMATION

                              Variable Fund D

                 Cross Reference Sheet to Other Information


Form N-4

Item Number

   24.         Financial Statements and Exhibits

   25.         Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.         Number of Contract Owners

   28.         Indemnification

   29.         Principal Underwriters

   30.         Location of Accounts and Records

   31.         Management Services

   32.         Undertakings

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Fund D and Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

     1.   Independent Auditors' Report - Variable Fund D, February 26, 1999.

     2.   Statements of Assets and Liabilities - Variable Fund D,
          December 31, 1998.

     3.   Statements of Operations - Variable Fund D, year ended
          December 31, 1998.

     4. Statements of Changes in Net Assets - Variable Fund D, year ended December 31, 1998.

     5.   Notes to Financial Statements - Variable Fund D

     6. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1998 and 1997.

     7. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1998 and 1997.

     8. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1998, 1997 and 1996.

     9. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1998, 1997 and 1996.

     10. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1998, 1997 and 1996.

     11. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1998 and 1997.

     12. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1998.

     13. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1998 and 1997.

     14. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1998, 1997 and 1996.

    (b) Exhibits

         1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota Mutual Variable Fund D previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

         2. Not applicable.

         3. Distribution Agreement dated July 10, 1990 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

         4. (a) The specimen copy of the Individual Accumulation Annuity Contract, form number 16105 Rev. 3-70 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (b) The specimen copy of the Group Deposit Administration contract, form 16107 Rev. 3-70 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (c) The specimen copy of the Group Accumulation Annuity Contract, form number 17097 Rev. 3-70 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (d) The specimen copy of the Certificate of Participation, form number 17167 Rev. 4-70 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (e) H.R. 10 Agreement, form number 83-9057 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (f) IRA Agreement, form number 83-9058 Rev. 3-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (g) Tax-Sheltered Annuity Amendment, form number MHC-88-9213 previously filed as this exhibit to Registrant's Form N-4 File Number 2-29624, Post-Effective Amendment Number 50, is hereby incorporated by reference.

            (h) Endorsement 90-9242, to be used with Individual Accumulation
                Annuity Contract previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (i) Endorsement 90-9241, to be used with Group Accumulation Annuity
                Contract and Group Deposit Administration Contract previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (j) Individual Retirement Annuity (IRA) Agreement, SEP,
                Traditional IRA and Roth-IRA, form number MHC-97-9418. previously filed as this exhibit to Registrant's Form N-4 File Number 2-29624, Post-Effective Amendment Number 50, is hereby incorporated by reference.


            (k) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed as this exhibit to Registrant's Form N-4 File Number 2-29624, Post-Effective Amendment Number 50, is hereby incorporated by reference.

         5. Application, form number 84-9075 Rev. 6-90 previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

         6. (a) The Restated Certificate of Incorporation previously filed as this exhibit to Registrant's Form N-4 File Number 2-29624, Post-Effective Amendment Number 50, is hereby incorporated by reference.


            (b) The Bylaws of Minnesota Life Insurance Company previously filed as this exhibit to Registrant's Form N-4 File Number 2-29624, Post-Effective Amendment Number 50, is hereby incorporated by reference.


         7. Not applicable.

         8. The Agreement and Plan of Reorganization previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

         9. Opinion and Consent of Donald F. Gruber, Esq.

        10. (a) Consent of KPMG Peat Marwick LLP


            (b) Minnesota Life Insurance Company Board of Trustees'
                Power of Attorney to Sign Registration Statement

        11. Not applicable.

        12. Not applicable.

        13. (a) Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (b) Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (c) Money Market Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (d) Asset Allocation Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (e) Mortgage Securities Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (f) Index 500 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.

            (g) Small Company Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-29624, Post-Effective Amendment Number 48, is hereby incorporated by reference.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal          Positions and Offices      Positions and Offices
Business Address            with Insurance Company     with Registrant
----------------            ----------------------     ---------------

Giulio Agostini             Director                   None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN 55144-1000

Anthony L. Andersen         Director                   None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Leslie S. Biller            Director                   None
Wells Fargo & Company
MAC 0101-121
420 Montgomery Street
San Francisco, CA 94104

John F. Bruder              Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell           Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer          Director                   None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad           Executive Vice President   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson            Senior Vice President      None
Minnesota Life Insurance    and Actuary
 Company
400 Robert Street North
St. Paul, MN 55101

David S. Kidwell, Ph.D.     Director                   None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.       Director                   None
General Mills Foundation
P. O. Box 1113
Minneapolis, MN 55440

Dennis E. Prohofsky         Senior Vice President,     None
Minnesota Life Insurance    General Counsel and
 Company                    Secretary
400 Robert Street North
St. Paul, MN 55101

Thomas E. Rohricht          Director                   None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade
 Center
30 East Seventh Street
St. Paul, MN 55101-4999

Robert L. Senkler           Chairman, President and    None
Minnesota Life Insurance    Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon          Director                   None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong           Senior Vice President      None
Minnesota Life Insurance    and Chief Financial
 Company                    Officer
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan        Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake            Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff         Senior Vice President      None
Minnesota Life Insurance    and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser   Director                   None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     MIMLIC Life Insurance Company (Arizona)
     Robert Street Energy, Inc.
     Capitol City Property Management, Inc.
     Personal Finance Company (Delaware)
     Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Concepts in Marketing Services Corporation
     Lafayette Litho, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Wedgewood Valley Golf, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 25, 1999, the number of holders of securities of the Registrant were as follows:


                                                 Number of Record
                  Title of Class                      Holders
                  --------------                 ----------------
           Variable Annuity Contracts                  3,757

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Fund D pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Fund D have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Fund D of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS


    (a) The principal underwriter is Ascend Financial Services, Inc. Ascend Financial Services, Inc. is also the principal underwriter for twelve mutual funds Advantus Horizon Fund, Inc., Advantus Spectrum Fund, Inc., Advantus Money Market Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Bond Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., Advantus Venture Fund, Inc., Advantus Index 500 Fund, Inc., Advantus Real Estate Securities Fund, Inc., and MIMLIC Cash Fund, Inc. and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.

    (b) Directors and officers of the Underwriter.


                             DIRECTORS AND OFFICERS


                                   Positions and              Positions and
Name and Principal                 Offices                    Offices
Business Address                   with Underwriter           with Registrant
------------------                 ----------------           ---------------

Robert E. Hunstad                  Director                   None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief           None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director

Margaret Milosevich                Vice President, Chief      Assistant
Ascend Financial Services, Inc.    Operations Officer,        Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                   None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer        Assistant
Ascend Financial Services, Inc.    and Assistant Secretary    Secretary
400 Robert Street North
St. Paul, Minnesota 55101

    (c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of         Net Underwriting   Compensation on
 Principal         Discounts and      Redemption or     Brokerage       Other
Underwriter         Commissions       Annuitization    Commissions   Compensation
-----------       ----------------   ----------------  -----------   ------------
Ascend Financial
 Corporation        $126,676


*Note: Amounts paid by Minnesota Life for payment to the underwriter for 1995 includes payments made by it on behalf of the underwriter as a ministerial service pursuant to the principles described in Release No. 34-8389 (September 13, 1968).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) The Undertaking made as Item 37(b) to Registrant's Form N-3, File Number 2-29624, Post-Effective Amendment Number 36, is hereby incorporated by reference.

    (b) The Undertaking made as Item 37(c) to Registrant's Form N-3, File Number 2-29624, Post-Effective Amendment Number 36, is hereby incorporated by reference.

    (c) The undertaking made as Item 37(d) to Registrant's Form N-3, File Number 2-29624, Post-Effective Amendment Number 36, is hereby incorporated by reference.

    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 2-29624, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 30th day of April, 1999.

                                        VARIABLE FUND D
                                        (Registrant)

                                   By:  MINNESOTA LIFE INSURANCE COMPANY
                                        (Depositor)


                                   By
                                        ---------------------------------------
                                             Robert L. Senkler
                                        Chairman of the Board, President
                                        and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 30th day of April, 1999.

                                   MINNESOTA LIFE INSURANCE COMPANY


                                   By
                                        ----------------------------------------
                                             Robert L. Senkler
                                        Chairman of the Board, President
                                        and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

        Signature                  Title                         Date
        ---------                  -----                         ----

                                   Chairman, President and       April 30, 1999
------------------------------     Chief Executive Officer
Robert L. Senkler

*                                  Director
------------------------------
Giulio Agostini

*                                  Director
------------------------------
Anthony L. Andersen

*                                  Director
------------------------------
Leslie S. Biller

*                                  Director
------------------------------
John F. Grundhofer

*                                  Director
------------------------------
David S. Kidwell, Ph.D.

*                                  Director
------------------------------
Reatha C. King, Ph.D.

*                                  Director
------------------------------
Thomas E. Rohricht

*                                  Director
------------------------------
Michael E. Shannon

                                   Director
------------------------------
Frederick T. Weyerhaeuser

                                   Senior Vice President         April 30, 1999
------------------------------     (chief financial officer)
Gregory S. Strong


                                   Senior Vice President         April 30, 1999
------------------------------     (chief accounting officer)
Gregory S. Strong


                                   Attorney-in-Fact              April 30, 1999
------------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated April 12, 1999, a copy of which is filed herewith.

                                   EXHIBIT INDEX

Exhibit Number           Description of Exhibit
--------------           ----------------------

     9.                  Opinion and Consent of Donald F. Gruber, Esq.

     10.                 (a)  Consent of KPMG Peat Marwick LLP

                         (b) Minnesota Life Insurance Company Board of Directors' Power of Attorney to Sign Registration Statement